                                                              SEPTEMBER 30, 1996

SunAmerica
      INCOME Funds

                                     [ART]

SEMIANNUAL REPORT

U.S. GOVERNMENT SECURITIES . FEDERAL SECURITIES

DIVERSIFIED INCOME . HIGH INCOME . TAX EXEMPT INSURED

                                                          [LOGO]SunAmerica
                                                                Asset Management

 SUNAMERICA INCOME FUNDS
 SHAREHOLDER LETTER

Dear Shareholder:

  Interest rates trended between 6.50% and 7.25% over the last six months amidst speculation regarding the strength of the economy and concerns that the rate of economic growth would force the Federal Reserve to raise interest rates. The primary factor behind the pace of the economy is the continued growth in the employment market. In the wake of close to 3.50% economic growth during the first half of 1996, the unemployment rate has trended lower as more jobs were created than the labor supply offered. This resulted in rising interest rates during the first half of 1996 as investors worried that the strength of the labor market would lead to an increase in the rate of inflation.

  The U.S. GOVERNMENT SECURITIES FUND is managed to be less sensitive to changes in interest rates. This defensive strategy is achieved by keeping a shorter duration (a measure of price sensitivity) than many other government bond funds. The strategy proved to be beneficial over the past six months as interest rates trended higher due to surprise increases in the monthly employment data. When interest rates rise, prepayment activity on mortgage products decline as there is no economic incentive to refinance an existing mortgage or prepay the loan. Given this backdrop of rising rates, the Fund performed well, ranking in the top quarter of its peer group year-to-date. Aside from the more defensive duration positioning, the premium mortgages performed well as they provided the necessary cushion from rising rates. Over the course of September, we slightly increased the duration of the Fund, because we believe the longer term outlook on interest rates is favorable.

  The FEDERAL SECURITIES FUND has a longer duration than our U.S. Government Securities Fund, leading to more price sensitivity because the Fund owns longer maturity securities. Therefore, the rising rate environment hindered the performance of the Fund relative to shorter duration funds. Our investment strategy allows us to actively adjust the portfolio to reflect current market conditions. Longer maturity treasuries are very liquid and can be sold quickly. The current coupon and seasoned premium mortgages in the Fund provided a more stable income stream in periods of rising interest rates. The current duration position is neutral, reflecting our belief that over the next few months we may see troublesome signs of inflation. However, the longer term prospects on the economy are favorable for fixed income investments.

  The DIVERSIFIED INCOME FUND has performed well over the past six months. This has been accomplished by a successful allocation within the Fund's three components: corporate bonds, foreign bonds and U.S. Treasuries. Corporate bond fundamentals have improved as the economy has strengthened. In addition, we have seen a large cash inflow into the corporate bond market as investors believe that the current interest rate environment warrants expanding their investment alternatives. The foreign bonds performed well due to declining global interest rates and many of the new issues represented opportunities into previously untapped markets.

  The HIGH INCOME FUND has performed well with a year-to-date total return of 10.17%, above its Lipper group average of 9.77%. With U.S. treasury yields remaining relatively low and stable, investors have had more confidence to seek the higher returns in other markets. This is exhibited by the large cash inflows to high yield products. On balance, we have witnessed a period where the quality of the earnings of many of the credits are improving. This is based on a low inflationary environment and the forces of supply and

 SUNAMERICA INCOME FUNDS
 SHAREHOLDER LETTER

demand that are also pushing prices higher. We focused on credit quality, as well as identifying companies with strong fundamentals and solid growth characteristics. We have reduced our exposure to positions which have a high price correlation to the Treasury market, because we believe that there will be volatility in the near-term.

  Year-to-date the TAX EXEMPT INSURED FUND performed above its peer group average. This performance was the result of a number of factors which provided tax-free investors with strong returns on a tax adjusted basis and in comparison to the returns of the taxable bond market. The primary reason for the positive returns offered by municipal bonds has been the continued lack of new municipal bond offerings. Since 1995, new issuance of tax-free bonds has remained meager as municipalities have been able to use the increased tax proceeds resulting from a healthy economy rather then borrow money. Further aggravating the supply situation has been the large number of tax-free bonds maturing or being redeemed and not being replaced with new issuance. As a result the overall supply of bonds has been reduced while demand has remained quite strong. Looking ahead, we see a positive environment for municipal investors as steady interest rates and a lack of supply lead to solid returns.

OUTLOOK

  During the recent quarter concern continued to center around the strength of the economy and the reactions of the Federal Reserve. These concerns appeared to be more short-term in nature due to the lack of inflationary pressures even after the strong period of economic growth during the first half of 1996. Furthermore, the economy returned to the path of 2% growth during the third quarter and will most likely end the year close to that level. Due to this moderation in growth, it is our belief that the Federal Reserve will not be forced to raise interest rates and inflation will remain close to its current level.

    /s/ P. Christopher Leary
                                               /s/ John C. Mooney

    P. Christopher Leary
    Portfolio Manager                          John C. Mooney
                                               Portfolio Manager

 SUNAMERICA INCOME FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1996 (unaudited)

                           U.S. GOVERNMENT     FEDERAL     DIVERSIFIED       HIGH       TAX EXEMPT
                           SECURITIES FUND SECURITIES FUND INCOME FUND   INCOME FUND   INSURED FUND
                           ------------------------------------------------------------------------
ASSETS:
Investment securities, at
 value (identified cost
 $466,503,592;
 $52,695,023;
 $104,900,990;
 $139,362,717 and
 $126,489,612,
 respectively)...........   $468,906,893     $52,557,523   $109,897,097  $144,152,504  $134,364,310
Short-term securities
 (cost equals market)....             --              --             --            --       900,000
Joint repurchase
 agreement (cost equals
 market).................      4,981,000       2,742,000             --     5,148,000            --
Cash.....................            760           4,725             --           192        26,188
Interest and dividends
 receivable..............      4,471,109         404,962      2,213,738     2,754,245     2,183,405
Receivable for
 investments sold........      1,383,755              --      3,437,944       768,750     1,451,083
Receivable for shares of
 beneficial interest
 sold....................        388,352          45,070        460,426       331,281         1,734
Prepaid expenses.........         35,265          28,632          4,752        12,255        21,778
                            ------------     -----------   ------------  ------------  ------------
 Total assets............    480,167,134      55,782,912    116,013,957   153,167,227   138,948,498
                            ------------     -----------   ------------  ------------  ------------
LIABILITIES:
Dividends payable........      1,199,602         159,667        509,500       612,457       310,864
Payable for shares of
 beneficial interest
 redeemed................        635,125          51,634        230,682       507,031        59,299
Accrued expenses.........        343,911          57,737        102,662       111,947        84,752
Distribution and service
 maintenance fees
 payable.................        336,874          28,183         84,973        99,641        54,968
Investment advisory and
 management fees payable.        278,095          23,629         61,116        90,271        56,288
Loan payable.............             --              --        267,035            --            --
Payable for investments
 purchased...............             --              --             --     2,250,000     1,439,669
                            ------------     -----------   ------------  ------------  ------------
 Total liabilities.......      2,793,607         320,850      1,255,968     3,671,347     2,005,840
                            ------------     -----------   ------------  ------------  ------------
    Net assets...........   $477,373,527     $55,462,062   $114,757,989  $149,495,880  $136,942,658
                            ============     ===========   ============  ============  ============
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value...................   $    566,491     $    53,342   $    261,507  $    210,476  $    110,433
Paid-in capital..........    513,992,843      56,900,420    144,150,222   189,434,737   137,599,159
                            ------------     -----------   ------------  ------------  ------------
                             514,559,334      56,953,762    144,411,729   189,645,213   137,709,592
Accumulated undistributed
 (distributions in excess
 of) net investment
 income..................      2,036,098         (10,094)      (436,905)     (244,212)     (318,824)
Accumulated net realized
 loss on investments,
 futures contracts and
 foreign currency........    (41,625,206)     (1,344,106)   (34,211,871)  (44,694,908)   (8,322,808)
Net unrealized
 appreciation
 (depreciation) on
 investments.............      2,403,301        (137,500)     4,996,107     4,789,787     7,874,698
Net unrealized
 depreciation on foreign
 currency, other assets
 and liabilities.........             --              --         (1,071)           --            --
                            ------------     -----------   ------------  ------------  ------------
    Net assets...........   $477,373,527     $55,462,062   $114,757,989  $149,495,880  $136,942,658
                            ============     ===========   ============  ============  ============
CLASS A (UNLIMITED SHARES
 AUTHORIZED):
Net asset value and
 redemption price per
 share
 ($108,862,645/12,923,738;
 $32,773,920/3,155,056;
 $17,621,510/4,023,164;
 $39,447,648/5,560,587
 and
 $107,613,682/8,678,575
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)...........   $       8.42     $     10.39   $       4.38  $       7.09  $      12.40
Maximum sales charge
 (4.75% of offering
 price)..................           0.42            0.52           0.22          0.35          0.62
                            ------------     -----------   ------------  ------------  ------------
Maximum offering price to
 public..................   $       8.84     $     10.91   $       4.60  $       7.44  $      13.02
                            ============     ===========   ============  ============  ============
CLASS B (UNLIMITED SHARES
 AUTHORIZED):
Net asset value, offering
 price and redemption
 price (less any
 applicable contingent
 deferred sales charge)
 per share
 ($368,510,882/43,725,332;
 $22,688,142/2,179,133;
 $97,136,479/22,127,512;
 $110,048,232/15,486,992
 and
 $29,328,976/2,364,747
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)...........   $       8.43     $     10.41   $       4.39  $       7.11  $      12.40
                            ============     ===========   ============  ============  ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF OPERATIONS -- For the six months ended September 30, 1996 (unaudited)

                            U.S. GOVERNMENT     FEDERAL     DIVERSIFIED     HIGH       TAX EXEMPT
                            SECURITIES FUND SECURITIES FUND INCOME FUND  INCOME FUND  INSURED FUND
                            --------------- --------------- -----------  -----------  ------------
INVESTMENT INCOME:
Income:
 Interest.................   $ 21,991,435     $2,316,137    $5,834,362   $7,801,580    $4,297,304
 Dividends................             --             --        21,175       65,000            --
                             ------------     ----------    ----------   ----------    ----------
 Total investment income..     21,991,435      2,316,137     5,855,537    7,866,580     4,297,304
                             ------------     ----------    ----------   ----------    ----------
Expenses:
 Investment advisory and
  management fees.........      1,780,979        156,958       382,351      551,266       356,303
 Distribution and service
  maintenance fees--Class
  A.......................        203,224         64,910        28,360       66,192       197,848
 Distribution and service
  maintenance fees--Class
  B.......................      1,982,931        121,559       507,205      545,900       147,325
 Transfer agent fees and
  expenses--Class A.......        154,556         53,149        23,905       55,214       145,740
 Transfer agent fees and
  expenses--Class B.......        521,055         35,597       138,519      147,137        36,821
 Custodian fees and
  expenses................        447,440         55,910        45,750       46,115        48,285
 Trustees' fees and
  expenses................         35,054          4,932         8,057       10,232         9,517
 Audit and tax consulting
  fees....................         25,100          8,545        10,505       11,005        11,860
 Printing expense.........         12,450          2,555         3,335        4,385         2,465
 Registration fees--Class
  A.......................          5,807          2,867         1,621        2,124         5,505
 Registration fees--Class
  B.......................         10,653          2,520         4,939        5,459         3,668
 Legal fees and expenses..          7,395            780         1,420        1,990         2,150
 Insurance expense........          6,477            733         1,473        1,684        14,807
 Interest expense.........             --             --            53        2,861            --
 Miscellaneous expenses...          6,656          1,831         2,610        2,427         2,611
                             ------------     ----------    ----------   ----------    ----------
 Total expenses...........      5,199,777        512,846     1,160,103    1,453,991       984,905
 Less: expenses
  reimbursed by
  distributor.............         (6,176)            --            --      (11,034)           --
                             ------------     ----------    ----------   ----------    ----------
 Net expenses.............      5,193,601        512,846     1,160,103    1,442,957       984,905
                             ------------     ----------    ----------   ----------    ----------
Net investment income.....     16,797,834      1,803,291     4,695,434    6,423,623     3,312,399
                             ------------     ----------    ----------   ----------    ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss)
 on investments...........    (11,452,044)      (219,889)     (880,154)   1,566,603       577,895
Net realized gain (loss)
 on futures contracts.....        (56,137)        23,232       (19,031)          --         6,875
Net change in unrealized
 appreciation/depreciation
 on investments...........      2,788,569       (224,077)    3,122,494    1,415,447      (949,054)
Net change in unrealized
 appreciation/depreciation
 on foreign currency,
 other assets and
 liabilities..............             --             --        (1,056)          --            --
                             ------------     ----------    ----------   ----------    ----------
Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency.................     (8,719,612)      (420,734)    2,222,253    2,982,050      (364,284)
                             ------------     ----------    ----------   ----------    ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............   $  8,078,222     $1,382,557    $6,917,687   $9,405,673    $2,948,115
                             ============     ==========    ==========   ==========    ==========

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                           U.S. GOVERNMENT SECURITIES FUND       FEDERAL SECURITIES FUND          DIVERSIFIED INCOME FUND
                           --------------------------------  -------------------------------  -------------------------------
                              FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                              MONTHS ENDED        ENDED         MONTHS ENDED       ENDED         MONTHS ENDED       ENDED
                           SEPTEMBER 30, 1996   MARCH 31,    SEPTEMBER 30, 1996  MARCH 31,    SEPTEMBER 30, 1996  MARCH 31,
                              (UNAUDITED)         1996          (UNAUDITED)         1996         (UNAUDITED)         1996
                           ------------------ -------------  ------------------ ------------  ------------------ ------------
DECREASE IN NET ASSETS:
OPERATIONS:
 Net investment income.       $ 16,797,834    $  41,530,783     $  1,803,291    $ 4,210,239      $  4,695,434    $ 11,947,523
 Net realized gain
  (loss) on
  investments..........        (11,452,044)       9,603,179         (219,889)     2,758,114          (880,154)     (8,084,041)
 Net realized gain
  (loss) on futures
  contracts............            (56,137)          45,590           23,232        (23,056)          (19,031)       (292,616)
 Net change in
  unrealized
  appreciation/depreciation
  on investments.......          2,788,569        5,738,709         (224,077)       423,129         3,122,494      13,961,546
 Net change in
  unrealized
  appreciation/depreciation
  on foreign currency,
  other assets and
  liabilities..........                 --               --               --             --            (1,056)           (102)
                              ------------    -------------     ------------    -----------      ------------    ------------
Net increase in net
 assets resulting from
 operations............          8,078,222       56,918,261        1,382,557      7,368,426         6,917,687      17,532,310
                              ------------    -------------     ------------    -----------      ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
 From net investment
  income (Class A).....         (3,352,834)      (6,676,176)      (1,038,560)    (1,985,432)         (678,605)     (1,513,903)
 From net investment
  income (Class B).....        (10,153,580)     (27,782,092)        (600,504)    (2,098,335)       (3,930,757)    (11,028,301)
                              ------------    -------------     ------------    -----------      ------------    ------------
Total dividends to
 shareholders..........        (13,506,414)     (34,458,268)      (1,639,064)    (4,083,767)       (4,609,362)    (12,542,204)
                              ------------    -------------     ------------    -----------      ------------    ------------
NET DECREASE IN NET
 ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 7).        (71,473,966)    (136,362,670)     (10,723,779)    (8,732,579)      (15,261,547)    (23,870,313)
                              ------------    -------------     ------------    -----------      ------------    ------------
TOTAL DECREASE IN NET
 ASSETS................        (76,902,158)    (113,902,677)     (10,980,286)    (5,447,920)      (12,953,222)    (18,880,207)
NET ASSETS:
Beginning of period....        554,275,685      668,178,362       66,442,348     71,890,268       127,711,211     146,591,418
                              ------------    -------------     ------------    -----------      ------------    ------------
End of period
 [including
 undistributed
 (distributions in
 excess of) net
 investment income for
 September 30, 1996 and
 March 31, 1996 of
 $2,036,098,
 $(1,255,322),
 $(10,094), $(174,321),
 $(436,905) and
 $(522,977),
 respectively].........       $477,373,527    $ 554,275,685     $ 55,462,062    $66,442,348      $114,757,989    $127,711,211
                              ============    =============     ============    ===========      ============    ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                   HIGH INCOME FUND              TAX EXEMPT INSURED FUND
                            -------------------------------  -------------------------------
                               FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                               MONTHS ENDED       ENDED         MONTHS ENDED       ENDED
                            SEPTEMBER 30, 1996  MARCH 31,    SEPTEMBER 30, 1996  MARCH 31,
                               (UNAUDITED)         1996         (UNAUDITED)         1996
                            ------------------ ------------  ------------------ ------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
Net investment income.....     $  6,423,623    $ 15,243,396     $  3,312,399    $  7,373,636
Net realized gain (loss)
 on investments...........        1,566,603      (7,236,768)         577,895       1,630,756
Net realized gain (loss)
 on futures contracts.....               --              --            6,875        (199,383)
Net change in unrealized
 appreciation/depreciation
 on investments...........        1,415,447       7,416,828         (949,054)      2,644,616
                               ------------    ------------     ------------    ------------
Net increase in net assets
 resulting from
 operations...............        9,405,673      15,423,456        2,948,115      11,449,625
                               ------------    ------------     ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
From net investment income
 (Class A)................       (1,742,193)     (4,100,978)      (2,712,551)     (6,307,717)
From net investment income
 (Class B)................       (4,696,993)    (12,111,523)        (609,843)     (1,156,665)
                               ------------    ------------     ------------    ------------
Total dividends to
 shareholders.............       (6,439,186)    (16,212,501)      (3,322,394)     (7,464,382)
                               ------------    ------------     ------------    ------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 7)....       18,766,390     (65,066,720)     (13,955,213)    (16,652,927)
                               ------------    ------------     ------------    ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS............       21,732,877     (65,855,765)     (14,329,492)    (12,667,684)
NET ASSETS:
Beginning of period.......      127,763,003     193,618,768      151,272,150     163,939,834
                               ------------    ------------     ------------    ------------
End of period [including
 distributions in excess
 of net investment income
 for September 30, 1996
 and March 31, 1996 of
 $(244,212), $(228,649),
 $(318,824) and
 $(308,829),
 respectively]............     $149,495,880    $127,763,003     $136,942,658    $151,272,150
                               ============    ============     ============    ============


See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND
-------------------------------

                                          NET
                                         GAIN
                                        (LOSS)
                                          ON                                              DISTRI-
                                        INVEST-                                           BUTIONS
                                         MENTS      TOTAL    DIVIDENDS DISTRI-           IN EXCESS           NET
                 NET ASSET               (BOTH       FROM    FROM NET  BUTIONS            OF NET            ASSET
                  VALUE,      NET      REALIZED    INVEST-    INVEST-   FROM    RETURN    INVEST-   TOTAL   VALUE,
     PERIOD      BEGINNING INVESTMENT     AND        MENT      MENT     OTHER     OF       MENT    DISTRI-  END OF   TOTAL
     ENDED       OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS  INCOME   SOURCES  CAPITAL   INCOME   BUTIONS  PERIOD RETURN(2)
---------------- --------- ---------- ----------- ---------- --------- -------  -------  --------- -------  ------ ---------

                                                             CLASS A
                                                             -------
10/01/93-
 3/31/94(3).....   $8.68     $0.28      $(0.34)     $(0.06)   $(0.14)  $   --   $(0.01)   $(0.08)  $(0.23)  $8.39    (0.68)%
3/31/95.........    8.39      0.61       (0.30)       0.31     (0.47)      --       --        --    (0.47)   8.23     3.89
3/31/96.........    8.23      0.62        0.16        0.78     (0.51)      --       --        --    (0.51)   8.50     9.62
9/30/96(6)......    8.50      0.30       (0.14)       0.16     (0.24)      --       --        --    (0.24)   8.42     1.95

                            RATIO OF       RATIO OF
                    NET     EXPENSES         NET
                   ASSETS      TO         INVESTMENT
                   END OF   AVERAGE       INCOME TO
     PERIOD        PERIOD     NET          AVERAGE       PORTFOLIO
     ENDED        (000'S)    ASSETS       NET ASSETS     TURNOVER
---------------- ---------- ------------- -------------- ---------

                               CLASS A
                               -------
10/01/93-
 3/31/94(3)..... $   76,586   1.35%(4)(7)    6.83%(4)(7)     35%
3/31/95.........     73,399   1.46(7)        7.50(7)        105
3/31/96.........    125,504   1.44(7)        7.11(7)        142
9/30/96(6)......    108,863   1.52(4)(7)     7.06(4)(7)      74

                                          NET
                                         GAIN
                                        (LOSS)
                                          ON                                              DISTRI-
                                        INVEST-                                           BUTIONS
                                         MENTS      TOTAL    DIVIDENDS DISTRI-           IN EXCESS           NET
                 NET ASSET               (BOTH       FROM    FROM NET  BUTIONS            OF NET            ASSET
                  VALUE,      NET      REALIZED    INVEST-    INVEST-   FROM    RETURN    INVEST-   TOTAL   VALUE,
     PERIOD      BEGINNING INVESTMENT     AND        MENT      MENT     OTHER     OF       MENT    DISTRI-  END OF   TOTAL
     ENDED       OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS  INCOME   SOURCES  CAPITAL   INCOME   BUTIONS  PERIOD RETURN(2)
---------------- --------- ---------- ----------- ---------- --------- -------  -------  --------- -------  ------ ---------

                                                             CLASS B
                                                             -------
6/30/92(5)......   $8.90     $0.73      $(0.02)      $0.71    $(0.57)  $(0.16)  $   --    $   --   $(0.73)  $8.88     8.33%
6/30/93(5)......    8.88      0.64       (0.17)       0.47     (0.44)   (0.17)      --        --    (0.61)   8.74     5.49
7/01/93-
 3/31/94........    8.74      0.43       (0.40)       0.03     (0.24)      --    (0.01)    (0.13)   (0.38)   8.39     0.25
3/31/95.........    8.39      0.56       (0.30)       0.26     (0.41)      --       --        --    (0.41)   8.24     3.25
3/31/96.........    8.24      0.55        0.17        0.72     (0.45)      --       --        --    (0.45)   8.51     8.87
9/30/96(6)......    8.51      0.27       (0.13)       0.14     (0.22)      --       --        --    (0.22)   8.43     1.62

                            RATIO OF       RATIO OF
                    NET     EXPENSES         NET
                   ASSETS      TO         INVESTMENT
                   END OF   AVERAGE       INCOME TO
     PERIOD        PERIOD     NET          AVERAGE       PORTFOLIO
     ENDED        (000'S)    ASSETS       NET ASSETS     TURNOVER
---------------- ---------- ------------- -------------- ---------

                               CLASS B
                               -------
6/30/92(5)...... $1,075,668   1.92%          8.21%           54%
6/30/93(5)......  1,259,845   1.82(7)        7.27(7)         73
7/01/93-
 3/31/94........    886,089   1.95(4)(7)     6.61(4)(7)      35
3/31/95.........    594,779   2.15(7)        6.80(7)        105
3/31/96.........    428,772   2.13           6.46           142
9/30/96(6)......    368,511   2.17(4)        6.40(4)         74

--------------------------------------------------------------------------------

FEDERAL SECURITIES FUND
-----------------------


                                         NET
                                        GAIN
                                       (LOSS)
                                         ON                                         DISTRI-
                                       INVEST-                                      BUTIONS
                                        MENTS      TOTAL    DIVIDENDS DISTRI-      IN EXCESS           NET               NET
                 NET ASSET   NET        (BOTH       FROM    FROM NET  BUTIONS       OF NET            ASSET             ASSETS
                  VALUE,   INVEST-    REALIZED    INVEST-    INVEST-   FROM         INVEST-   TOTAL   VALUE,            END OF
     PERIOD      BEGINNING  MENT         AND        MENT      MENT    CAPITAL        MENT    DISTRI-  END OF   TOTAL    PERIOD
     ENDED       OF PERIOD INCOME    UNREALIZED) OPERATIONS  INCOME    GAINS        INCOME   BUTIONS  PERIOD RETURN(2) (000'S)
---------------- --------- -------   ----------- ---------- --------- -------      --------- -------  ------ --------- --------

                                                             CLASS A
                                                             -------
10/11/93-
 3/31/94(3).....  $10.58    $0.22(1)   $(0.34)     $(0.12)   $(0.23)  $(0.01)       $   --   $(0.24)  $10.22   (1.14)% $    592
3/31/95.........   10.22     0.60(1)    (0.20)       0.40     (0.64)      --            --    (0.64)    9.98    4.18      6,259
3/31/96.........    9.98     0.68(1)     0.40        1.08     (0.63)      --            --    (0.63)   10.43   10.94     40,278
9/30/96(6)......   10.43     0.32(1)    (0.07)       0.25     (0.29)      --            --    (0.29)   10.39    2.43     32,774
                 RATIO OF       RATIO OF
                 EXPENSES         NET
                    TO         INVESTMENT
                 AVERAGE       INCOME TO
     PERIOD        NET          AVERAGE       PORTFOLIO
     ENDED        ASSETS       NET ASSETS     TURNOVER
---------------- ------------- -------------- ---------

                               CLASS A
                               -------
10/11/93-
 3/31/94(3).....   1.39%(4)(7)    4.68%(4)(7)     68%
3/31/95.........   1.40(7)        6.90(7)        267
3/31/96.........   1.37           6.12           311
9/30/96(6)......   1.41(4)        6.14(4)        245
                                         NET
                                        GAIN
                                       (LOSS)
                                         ON                                         DISTRI-
                                       INVEST-                                      BUTIONS
                                        MENTS      TOTAL    DIVIDENDS DISTRI-      IN EXCESS           NET               NET
                 NET ASSET   NET        (BOTH       FROM    FROM NET  BUTIONS       OF NET            ASSET             ASSETS
                  VALUE,   INVEST-    REALIZED    INVEST-    INVEST-   FROM         INVEST-   TOTAL   VALUE,            END OF
     PERIOD      BEGINNING  MENT         AND        MENT      MENT    CAPITAL        MENT    DISTRI-  END OF   TOTAL    PERIOD
     ENDED       OF PERIOD INCOME    UNREALIZED) OPERATIONS  INCOME    GAINS        INCOME   BUTIONS  PERIOD RETURN(2) (000'S)
---------------- --------- -------   ----------- ---------- --------- -------      --------- -------  ------ --------- --------

                                                              CLASS B
                                                              -------
3/31/92.........  $10.35    $0.77      $ 0.29      $ 1.06    $(0.77)  $   --        $   --   $(0.77)  $10.64   10.57%  $120,454
3/31/93.........   10.64     0.70        0.14        0.84     (0.64)      --            --    (0.64)   10.84    8.06    121,267
3/31/94.........   10.84     0.62(1)    (0.71)      (0.09)    (0.49)   (0.03)        (0.01)   (0.53)   10.22   (0.89)    81,011
3/31/95.........   10.22     0.63(1)    (0.26)       0.37     (0.58)      --            --    (0.58)   10.01    3.81     65,631
3/31/96.........   10.01     0.56(1)     0.44        1.00     (0.56)      --            --    (0.56)   10.45   10.13     26,165
9/30/96(6)......   10.45     0.28(1)    (0.07)       0.21     (0.25)      --            --    (0.25)   10.41    2.09     22,688
                 RATIO OF       RATIO OF
                 EXPENSES         NET
                    TO         INVESTMENT
                 AVERAGE       INCOME TO
     PERIOD        NET          AVERAGE       PORTFOLIO
     ENDED        ASSETS       NET ASSETS     TURNOVER
---------------- ------------- -------------- ---------

                               CLASS B
                               -------
3/31/92.........   1.90%          7.32%           57%
3/31/93.........   1.85           6.36            97
3/31/94.........   1.98           5.79            68
3/31/95.........   2.03           6.33           267
3/31/96.........   2.01           5.64           311
9/30/96(6)......   2.07(4)        5.47(4)        245

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(6) Unaudited
(7) Net of the following expense reimbursements (based on average net assets):

                                                   6/30/93 3/31/94 3/31/95 3/31/96 9/30/96
                                                   ------- ------- ------- ------- -------
   U.S. Government Securities Fund Class A            --     .10%    .07%   .04%     .01%
   U.S. Government Securities Fund Class B          .02%     .06%    .03%     --       --
   Federal Securities Fund Class A                    --    6.74%   1.26%     --       --

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

DIVERSIFIED INCOME FUND
-----------------------

                                         NET GAIN
                                         (LOSS) ON                                                  RATIO OF
                                        INVESTMENTS                        NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------

                                                              CLASS A
                                                              -------
10/05/93 -
 10/31/93(2)(5).    $5.05     $0.02(3)     $0.01       $0.03     $(0.01)  $5.07     0.65 % $    762  1.40%(4)
11/01/93 -
 3/31/94........     5.07      0.13(3)     (0.23)      (0.10)     (0.18)   4.79    (2.10)    12,600  1.42 (4)(9)
3/31/95.........     4.79      0.43(3)     (0.66)      (0.23)     (0.42)   4.14    (5.10)    14,213  1.59
3/31/96.........     4.14      0.39(3)      0.16        0.55      (0.40)   4.29    13.78     16,762  1.46
9/30/96(8)......     4.29      0.18(3)      0.09        0.27      (0.18)   4.38     6.42     17,622  1.44 (4)

                   RATIO OF NET
                    INVESTMENT
                    INCOME TO
                   AVERAGE NET     PORTFOLIO
  PERIOD ENDED        ASSETS       TURNOVER
-----------------  ------------    ---------

                    CLASS A
                    -------
10/05/93 -
 10/31/93(2)(5).       8.92%(4)       249%
11/01/93 -
 3/31/94........       8.25 (4)(9)     48
3/31/95.........       9.58           160
3/31/96.........       8.96           166
9/30/96(8)......       8.51 (4)        64



                                          NET GAIN
                                          (LOSS) ON                                                  RATIO OF
                                        INVESTMENTS                        NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------

                                                              CLASS B
                                                              -------
10/31/92(5)(6)..    $5.21     $0.42       $(0.41)      $0.01     $(0.40)  $4.82     0.16 % $ 35,409  0.74%(9)
10/31/93(5)(6)..     4.82      0.38(3)      0.24        0.62      (0.37)   5.07    13.35    102,519  1.78 (9)
11/01/93 -
 3/31/94........     5.07      0.15(3)     (0.27)      (0.12)     (0.16)   4.79    (2.52)   174,072  2.11 (4)
3/31/95.........     4.79      0.40(3)     (0.65)      (0.25)     (0.39)   4.15    (5.46)   132,378  2.12
3/31/96.........     4.15      0.36(3)      0.17        0.53      (0.38)   4.30    13.09    110,949  2.06
9/30/96(8)......     4.30      0.17(3)      0.09        0.26      (0.17)   4.39     6.09     97,136  2.06 (4)
                  RATIO OF NET
                   INVESTMENT
                   INCOME TO
                  AVERAGE NET     PORTFOLIO
  PERIOD ENDED       ASSETS       TURNOVER
----------------- ------------    ---------

                    CLASS B
                    -------
10/31/92(5)(6)..      7.81%(9)       191%
10/31/93(5)(6)..      7.53 (9)       249
11/01/93 -
 3/31/94........      7.48 (4)        48
3/31/95.........      8.98           160
3/31/96.........      8.42           166
9/30/96(8)......      7.90 (4)        64

-------------------------------------------------------------------------------


HIGH INCOME FUND
----------------

                                         NET GAIN
                                         (LOSS) ON                                                  RATIO OF
                                        INVESTMENTS                        NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------

                                                              CLASS A
                                                              -------
3/31/92(7)......    $6.84     $0.95        $1.28       $2.23     $(1.00)  $8.07    35.27%  $ 22,607  1.57%
3/31/93(7)......     8.07      0.95         0.18        1.13      (1.08)   8.12    15.05     30,715  1.77
3/31/94(7)......     8.12      0.87(3)     (0.14)       0.73      (0.82)   8.03     9.14     33,724  1.72
3/31/95.........     8.03      0.78(3)     (1.03)      (0.25)     (0.83)   6.95    (2.91)    40,585  1.61
3/31/96.........     6.95      0.67(3)      0.02        0.69      (0.69)   6.95    10.43     35,963  1.53
9/30/96(8)......     6.95      0.32(3)      0.14        0.46      (0.32)   7.09     6.78     39,448  1.51 (4)
                  RATIO OF NET
                   INVESTMENT
                   INCOME TO
                  AVERAGE NET    PORTFOLIO
  PERIOD ENDED       ASSETS      TURNOVER
----------------- ------------   ---------

                    CLASS A
                    -------
3/31/92(7)......     13.19%         208%
3/31/93(7)......     11.08          232
3/31/94(7)......     10.34          290
3/31/95.........     10.82          196
3/31/96.........      9.36          183
9/30/96(8)......      9.19 (4)       53

                                         NET GAIN
                                         (LOSS) ON                                                  RATIO OF
                                        INVESTMENTS                        NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------

                                                              CLASS B
                                                              -------
10/01/93 -
 3/31/94(2).....    $8.18     $0.38(3)    $(0.17)     $ 0.21     $(0.35)  $8.04     2.46%  $131,713  2.15%(4)(9)
3/31/95.........     8.04      0.73(3)     (1.02)      (0.29)     (0.79)   6.96    (3.42)   153,034  2.16 (9)
3/31/96.........     6.96      0.62(3)      0.03        0.65      (0.65)   6.96     9.83     91,800  2.06 (9)
9/30/96(8)......     6.96      0.31(3)      0.14        0.45      (0.30)   7.11     6.61    110,048  2.12 (4)(9)
                  RATIO OF NET
                   INVESTMENT
                   INCOME TO
                  AVERAGE NET      PORTFOLIO
  PERIOD ENDED       ASSETS        TURNOVER
----------------- ------------     ---------

                    CLASS B
                    -------
10/01/93 -
 3/31/94(2).....      9.07%(4)(9)    290%
3/31/95.........     10.26 (9)       196
3/31/96.........      8.85 (9)       183
9/30/96(8)......      8.58 (4)(9)    53

------------
(1) Total return is not annualized and does not reflect sales load
(2) Commencement of sale of respective class of shares
(3) Calculated based upon average shares outstanding
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(6) Restated to reflect 1.889180183-for-1 stock split effective December 16,
    1992
(7) Restated to reflect 1.174107276-for-1 stock split effective October 1, 1993
(8) Unaudited
(9) Net of the following expense reimbursements (based on average net assets):

                                         10/31/92 10/31/93 3/31/94 3/31/95 3/31/96 9/30/96
                                         -------- -------- ------- ------- ------- -------
   Diversified Income Fund Class A          --      --       .62%    --      --      --
   Diversified Income Fund Class B         1.25%    .38%     --      --      --      --
   High Income Fund Class B                 --      --       .08%    .08%    .08%    .02%

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

TAX EXEMPT INSURED FUND
-----------------------

                                         NET GAIN
                                         (LOSS) ON                                                    RATIO OF
                                        INVESTMENTS                          NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS    ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET    VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT   END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME     PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ----------   ------ --------- -------- --------

                                                              CLASS A
                                                              -------
10/31/92(2).....   $12.41     $0.79       $(0.07)     $ 0.72     $(0.80)(3) $12.33    5.93%  $110,364   1.25%
10/31/93(2).....    12.33      0.70(4)      0.50        1.20      (0.74)     12.79    9.95    191,350   1.10  (8)
11/01/93-
 3/31/94........    12.79      0.26(4)     (0.84)      (0.58)     (0.26)     11.95   (4.61)   165,216   1.28  (5)(8)
3/31/95.........    11.95      0.63(4)      0.17        0.80      (0.62)     12.13    6.97    137,955   1.20  (8)
3/31/96.........    12.13      0.59(4)      0.29        0.88      (0.59)     12.42    7.37    121,957   1.22
9/30/96(7)......    12.42      0.30(4)     (0.03)       0.27      (0.29)     12.40    2.24    107,614   1.25  (5)
                     RATIO OF
                       NET
                    INVESTMENT
                     INCOME TO
                      AVERAGE        PORTFOLIO
  PERIOD ENDED       NET ASSETS      TURNOVER
----------------- ---------------    ---------

                      CLASS A
                      -------
10/31/92(2).....     6.26%               21%
10/31/93(2).....     5.56  (8)           26
11/01/93-
 3/31/94........     4.99  (5)(8)        52
3/31/95.........     5.32  (8)          162
3/31/96.........     4.72                46
9/30/96(7)......     4.78  (5)           26

                                         NET GAIN
                                         (LOSS) ON                                                    RATIO OF
                                        INVESTMENTS                          NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS    ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET    VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT   END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME     PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ----------   ------ --------- -------- --------

                                                              CLASS B
                                                              -------
10/04/93-
 10/31/93(2)(6).   $12.84     $0.02(4)    $(0.05)     $(0.03)    $(0.02)    $12.79   (0.24)% $  4,922   1.96%(5)
11/01/93-
 3/31/94........    12.79      0.22(4)     (0.83)      (0.61)     (0.23)     11.95   (4.84)    20,765   2.12  (5)
3/31/95.........    11.95      0.54(4)      0.19        0.73      (0.54)     12.14    6.29     25,985   1.92
3/31/96.........    12.14      0.50(4)      0.29        0.79      (0.51)     12.42    6.58     29,315   1.90
9/30/96(7)......    12.42      0.26(4)     (0.03)       0.23      (0.25)     12.40    1.91     29,329   1.90  (5)
                      RATIO OF
                        NET
                     INVESTMENT
                     INCOME TO
                      AVERAGE     PORTFOLIO
  PERIOD ENDED       NET ASSETS   TURNOVER
----------------- --------------- ---------

                    CLASS B
                    -------
10/04/93-
 10/31/93(2)(6).     4.09%(5)         26%
11/01/93-
 3/31/94........     4.17  (5)        52
3/31/95.........     4.60            162
3/31/96.........     4.03             46
9/30/96(7)......     4.13  (5)        26

------------
(1) Total return is not annualized and does not reflect sales load
(2) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(3) Prior year amounts reclassified to net investment income
(4) Calculated based upon average shares outstanding
(5) Annualized
(6) Commencement of sale of respective class of shares
(7) Unaudited
(8) Net of the following expense reimbursements (based on average net assets):

                                      10/31/93 3/31/94 3/31/95
                                      -------- ------- -------
   Tax Exempt Insured Fund Class A       .10%    .11%    .04%


See Notes to Financial Statements

 SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.--29.7%
 6.50% due 3/15/24.................................     $ 9,624     $  8,475,259
 7.50% due 2/01/22 - 6/01/25.......................      23,524       23,534,732
 7.68% due 10/15/96(1).............................       5,000        4,614,063
 8.50% due 6/01/01.................................           5            5,152
 9.00% due 1/01/02 - 10/01/16......................         540          565,468
 9.25% due 9/01/08 - 3/01/17.......................         511          535,619
 9.50% due 9/01/16 - 9/01/21.......................       5,951        6,340,106
 10.00% due 10/01/02 - 8/01/21.....................      21,456       23,193,526
 10.00% due 5/01/05(2).............................         136          138,106
 10.50% due 6/01/00 - 1/01/21......................         851          930,598
 10.75% due 9/01/00 - 1/01/15......................         259          284,361
 11.00% due 9/01/00 - 6/01/17......................       2,121        2,353,006
 11.25% due 11/01/13...............................          59           65,359
 11.50% due 11/01/01 - 7/01/19.....................       1,030        1,155,037
 11.75% due 8/01/11 - 10/01/14.....................         181          203,297
 12.00% due 7/01/99 - 7/01/20......................      13,460       15,128,945
 12.13% due 9/01/11................................         756          862,572
 12.25% due 10/01/99 - 7/01/15.....................         961        1,093,205
 12.50% due 8/01/99 - 4/15/19......................      22,582       26,092,993
 12.75% due 2/01/00 - 6/01/15......................       1,162        1,336,079
 13.00% due 5/01/00 - 10/01/15.....................      11,873       13,902,038
 13.25% due 11/01/10 - 5/01/15.....................       1,195        1,395,743
 13.50% due 2/01/10 - 2/15/19......................       7,101        8,426,714
 13.75% due 7/01/11 - 8/01/14......................          94          110,492
 14.00% due 10/01/09 - 4/01/16.....................         646          766,160
 14.50% due 12/01/10 - 5/01/13.....................         132          157,140
 14.52% due 10/15/96(1)(2).........................         221          204,160
                                                                    ------------
TOTAL FEDERAL HOME LOAN
 MORTGAGE CORP.
 (cost $137,884,762)...............................                  141,869,930
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.2%
 6.00% due 9/01/00(2)..............................       8,453        8,262,516
 6.00% due 11/01/03................................       5,668        5,546,779
 6.50% due 8/01/99 - 1/01/01.......................       6,502        6,392,089
 8.00% due 12/01/22 - 1/01/23......................      15,634       15,770,513
 8.50% due 9/25/20(2)..............................         543          549,560
 9.00% due 12/01/97 - 4/01/07......................       2,739        2,847,228
 9.25% due 12/01/10 - 1/01/17......................         454          474,412
 10.25% due 6/01/14 - 7/01/16......................         111          120,507
 10.50% due 3/01/15................................         337          367,794
 11.00% due 3/01/09 - 8/01/20......................       1,554        1,727,547
 11.50% due 5/01/00 - 3/01/14......................         619          655,829
 11.75% due 3/01/15 - 11/01/15.....................          60           67,409
 12.00% due 9/01/07 - 5/01/16......................      12,022       13,723,607
 12.25% due 9/01/99 - 10/01/15.....................       1,672        1,904,169
 12.50% due 12/01/97 - 9/01/15.....................       7,270        8,359,061
 12.75% due 9/01/12 - 9/01/15......................         655          755,904
 13.00% due 10/01/09 - 9/01/16.....................       9,420       11,067,678
 13.25% due 10/01/13 - 2/01/15.....................         228          267,280
 13.50% due 10/01/10 - 2/01/17.....................       1,740        2,073,222
 13.75% due 11/01/11 - 10/01/14....................         168          200,088

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
 14.00% due 10/01/14...............................     $   469     $    563,194
 14.50% due 7/01/11................................         141          169,133
 14.75% due 7/01/12................................         114          142,398
 15.00% due 10/01/12 - 2/01/13.....................         150          180,379
 15.50% due 10/01/12...............................          65           78,150
                                                                    ------------
TOTAL FEDERAL NATIONAL
 MORTGAGE ASSOCIATION
 (cost $81,151,172)................................                   82,266,446
                                                                    ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION--28.0%
 6.50% due 12/15/98 - 10/15/04.....................       5,285        5,085,362
 7.00% due 11/15/22 - 10/15/23.....................      20,496       19,730,011
 7.50% due 1/15/17 - 10/15/23......................      26,322       25,999,691
 8.50% due 6/15/01 - 11/15/20......................      13,319       13,839,385
 9.00% due 5/15/01 - 12/15/20......................       9,521        9,969,359
 9.50% due 2/15/98 - 7/15/20.......................       3,087        3,282,518
 10.00% due 3/15/98 - 5/15/19......................       2,195        2,331,662
 10.25% due 7/15/15................................          50           55,872
 10.50% due 11/15/97 - 6/15/21.....................       8,793        9,645,303
 11.00% due 2/15/98 - 4/15/21......................       6,277        7,004,856
 11.50% due 3/15/98 - 1/15/21......................       8,265        9,446,633
 11.75% due 7/15/13 - 11/15/15.....................         946        1,064,198
 12.00% due 9/15/98 - 10/15/19.....................       3,635        4,217,016
 12.25% due 8/15/13 - 7/15/15......................       1,080        1,260,336
 12.50% due 4/15/10 - 3/15/16......................       7,708        9,065,182
 12.75% due 10/15/13...............................           6            6,570
 13.00% due 11/15/10 - 6/15/15.....................       4,108        4,874,536
 13.25% due 7/15/14 - 11/15/14.....................         113          133,187
 13.50% due 5/15/10 - 1/15/15......................       2,749        3,308,112
 14.00% due 5/15/11 - 12/15/14.....................       1,405        1,716,421
 15.00% due 6/15/11 - 2/15/13......................         879        1,088,351
 16.00% due 12/15/11 - 7/15/12.....................         292          364,332
                                                                    ------------
TOTAL GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION
 (cost $135,927,908)...............................                  133,488,893
                                                                    ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION II--2.1%
 10.00% due 9/20/16 - 4/20/19......................          22           23,716
 11.00% due 7/20/00................................          34           35,855
 11.50% due 8/20/13 - 7/20/20......................       1,184        1,355,159
 11.75% due 11/20/14 - 2/20/16.....................         460          530,782
 12.00% due 10/20/13 - 5/20/15.....................         806          929,623
 12.25% due 5/20/14 - 10/20/15.....................          83           96,308
 12.50% due 9/20/13 - 1/20/15......................       3,737        4,360,194
 12.75% due 11/20/13 - 7/20/15.....................         187          219,192
 13.00% due 9/20/13 - 10/20/14.....................       1,810        2,137,627
 13.25% due 12/20/14 - 5/20/15.....................          81           95,463
 13.50% due 10/20/14...............................          74           89,255
                                                                    ------------
TOTAL GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION II
 (cost $9,502,648).................................                    9,873,174
                                                                    ------------

 SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited)--(continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--11.5%
 5.63% due 2/15/06.................................     $15,000     $ 13,924,200
 7.00% due 7/15/06.................................      15,000       15,311,700
 7.25% due 8/15/04.................................      25,000       25,898,500
                                                                    ------------
TOTAL U.S. TREASURY NOTES
 (cost $55,479,446)................................                   55,134,400
                                                                    ------------
U.S. TREASURY BONDS--9.7%
 6.75% due 8/15/26.................................      40,000       39,093,600
 11.25% due 2/15/15................................       5,000        7,180,450
                                                                    ------------
TOTAL U.S. TREASURY BONDS
 (cost $46,557,656)................................                   46,274,050
                                                                    ------------
TOTAL INVESTMENT SECURITIES--98.2%
 (cost $466,503,592)...............................                  468,906,893
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.1%
 Joint Repurchase Agreement Account (Note 3)
  (cost $4,981,000)................................     $ 4,981     $  4,981,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $471,484,592*)..............................        99.3%     473,887,893
Other assets less liabilities......................         0.7        3,485,634
                                                        -------     ------------
NET ASSETS--                                              100.0%    $477,373,527
                                                        =======     ============

--------
*   See Note 6
(1) Inverse floater
(2) Fair valued security; see Note 2

See Notes to Financial Statements

 SUNAMERICA FEDERAL SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)  (NOTE 2)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE
 CORP.--12.3%
 7.50% due 2/01/23 - 6/01/25........................     $ 3,920     $ 3,891,487
 10.00% due 1/01/17.................................       2,688       2,911,893
 12.50% due 9/30/13.................................          20          22,113
 13.50% due 2/01/14.................................           7           7,654
                                                                     -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
 (cost $6,895,513)..................................                   6,833,147
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.0%
 6.00% due 9/01/00 (1)..............................       1,691       1,652,503
 15.50% due 10/01/12................................           9          10,907
                                                                     -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (cost $1,662,652)..................................                   1,663,410
                                                                     -----------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION--55.5%
 7.00% due 3/15/23 - 9/15/23........................      12,552      12,155,937
 8.50% due 3/15/17 - 9/15/24........................      11,650      12,037,481
 9.00% due 6/15/16 - 5/15/17........................       4,231       4,485,022
 11.00% due 11/15/15................................         468         525,135
 11.25% due 8/15/15.................................          34          38,154
 12.00% due 5/15/15.................................          68          79,625
 12.25% due 9/15/13 - 7/15/15.......................         725         844,291
 12.50% due 11/15/10 - 6/15/15......................         176         206,708
 13.00% due 1/15/11 - 4/15/15.......................         274         325,350
 13.25% due 10/15/13................................          20          24,004
 13.50% due 5/15/11 - 10/15/14......................          57          69,008
                                                                     -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (cost $31,018,617).................................                  30,790,715
                                                                     -----------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION II--2.5%
 10.00% due 10/20/13 - 3/20/17......................         479         517,006
 11.00% due 12/20/13................................          63          69,880
 12.00% due 3/20/15 - 1/20/16.......................         272         314,090
 12.25% due 12/20/14 - 10/20/15.....................         400         463,600
 13.00% due 6/20/14.................................          18          21,110
 13.75% due 9/20/14.................................           8           9,575
                                                                     -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
 (cost $1,298,319)..................................                   1,395,261
                                                                     -----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)  (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--14.4%
 5.75% due 8/15/03..................................     $ 3,000     $ 2,861,730
 7.00% due 7/15/06..................................       5,000       5,103,900
                                                                     -----------
TOTAL U.S. TREASURY NOTES
 (cost $7,966,406)..................................                   7,965,630
                                                                     -----------
U.S. TREASURY BONDS--7.1%
 6.75% due 8/15/26
 (cost $3,853,516)..................................       4,000       3,909,360
                                                                     -----------
TOTAL INVESTMENT SECURITIES--94.8%
 (cost $52,695,023).................................                  52,557,523
                                                                     -----------
REPURCHASE AGREEMENT--4.9%
 Joint Repurchase Agreement Account (Note 3)
 (cost $2,742,000)..................................       2,742       2,742,000
                                                                     -----------
TOTAL INVESTMENTS--
 (cost $55,437,023*)................................        99.7%     55,299,523
Other assets less liabilities.......................         0.3         162,539
                                                         -------     -----------
NET ASSETS--                                               100.0%    $55,462,062
                                                         =======     ===========

--------
*   See Note 6
(1) Fair valued security; see Note 2

See Notes to Financial Statements

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited)

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
               SECURITY DESCRIPTION                (IN THOUSANDS)   (NOTE 2)
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--52.6%
AUTOMOTIVE--0.9%
 AM General Corp.
  Sr. Notes, Series B
  12.88% due 5/01/02..............................    $  1,000    $    983,750
                                                                  ------------
BROADCASTING--7.7%
 NWCG Holding Corp.
  Sr. Disc. Notes, Series B
  zero coupon due 6/15/99.........................       5,000       3,987,500
 Park Broadcasting, Inc.
  Sr. Notes
  11.75% due 5/15/04(1)...........................       1,500       1,713,750
 SFX Broadcasting, Inc.
  Sr. Subordinated Notes, Series B 10.75% due
  5/15/06.........................................       2,000       2,080,000
 Sinclair Broadcast Group, Inc.
  Sr. Subordinated Notes
  10.00% due 9/30/05..............................       1,000       1,012,500
                                                                  ------------
                                                                     8,793,750
                                                                  ------------
BUSINESS SERVICES--3.9%
 Katz Corp.
  Sr. Subordinated Notes
  12.75% due 11/15/02.............................       4,000       4,420,000
                                                                  ------------
CABLE--6.4%
 Echostar Communications Corp.
  Sr. Secured Disc. Notes
  zero coupon due 6/01/04(2)......................       2,000       1,570,000
 Echostar Satellite Broadcasting Corp.
  Sr. Disc. Notes
  zero coupon due 3/15/04(2)......................       1,250         853,125
 International CableTel, Inc.
  Sr. Deferred Coupon
  zero coupon due 4/15/05(2)......................       1,000         660,000
 International CableTel, Inc.
  Sr. Deferred Coupon Notes,
  Series B
  zero coupon due 2/01/06(2)......................       1,000         600,000
 UIH Australia Pacific, Inc.
  Sr. Disc. Notes, Series B
  zero coupon due 5/15/06(2)......................       3,000       1,601,250
 United International Holdings, Inc.
  Sr. Disc. Notes, Series B
  zero coupon due 11/15/99........................       3,000       2,100,000
                                                                  ------------
                                                                     7,384,375
                                                                  ------------
CELLULAR--5.6%
 Cellular Communications
  International, Inc.
  Sr. Disc. Notes
  zero coupon due 8/15/00(3)......................       2,000       1,310,000

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
               SECURITY DESCRIPTION                (IN THOUSANDS)   (NOTE 2)
------------------------------------------------------------------------------
CELLULAR (CONTINUED)
 Comcast Cellular Corp.
  Notes
  zero coupon due 3/05/00.........................    $ 3,000     $  2,107,500
 Intercel, Inc.
  Sr. Disc. Notes
  zero coupon due 5/01/06(2)......................      2,000        1,100,000
 Pricellular Wireless Corp.
  Sr. Subordinated Disc. Notes
  zero coupon due 11/15/01(2).....................      2,000        1,890,000
                                                                  ------------
                                                                     6,407,500
                                                                  ------------
CHEMICALS--1.9%
 LaRoche Industries, Inc.
  Sr. Subordinated Notes
  13.00% due 8/15/04..............................      2,000        2,195,000
                                                                  ------------
FINANCE--3.8%
 Homeside, Inc.
  Sr. Secured Second Priority
  11.25% due 5/15/03(1)...........................      2,000        2,160,000
 Olympic Financial Ltd.
  Sr. Notes
  13.00% due 5/01/00..............................      2,000        2,240,000
                                                                  ------------
                                                                     4,400,000
                                                                  ------------
FOOD & BEVERAGE--0.9%
 Core Mark International, Inc.
  Subordinated Notes
  11.38% due 9/15/03(1)...........................      1,000        1,018,750
                                                                  ------------
GAMING--1.7%
 Trump Atlantic City Associates
  First Mortgage Notes
  11.25% due 5/01/06..............................      2,000        1,970,000
                                                                  ------------
GROCERY--5.8%
 Kash 'N Karry Food Stores, Inc.
  Sr. Notes
  11.50% due 2/01/03..............................      4,517        4,561,697
 Smith's Food & Drug Centers, Inc.
  Sr. Subordinated Notes
  11.25% due 5/15/07..............................      2,000        2,125,000
                                                                  ------------
                                                                     6,686,697
                                                                  ------------
HEALTH SERVICES--3.4%
 Dade International, Inc.
  Sr. Subordinated Notes, Series B 11.13% due
  5/01/06(1)......................................      1,500        1,605,000
 Multicare, Inc.
  Sr. Subordinated Notes
  12.50% due 7/01/02..............................      1,150        1,273,625

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
HEALTH SERVICES (CONTINUED)
 OrNda Healthcorp.
  Sr. Subordinated Notes
  12.25% due 5/15/02...............................    $  1,000    $  1,076,250
                                                                   ------------
                                                                      3,954,875
                                                                   ------------
METALS & MINING--1.6%
 Renco Metals, Inc.
  Sr. Notes
  11.50% due 7/01/03...............................       1,250       1,303,125
 Royal Oak Mines, Inc.
  Sr. Subordinated Notes
  11.00% due 8/15/06(1)............................         500         511,875
                                                                   ------------
                                                                      1,815,000
                                                                   ------------
OFFICE PRODUCTS--0.6%
 American Pad & Paper Co.
  Sr. Subordinated Notes, Series B
  13.00% due 11/15/05..............................         650         745,875
                                                                   ------------
OIL & GAS--1.0%
 DeepTech International, Inc.
  Sr. Secured Notes
  12.00% due 12/15/00..............................         500         505,000
 Mesa Operating Co.
  Sr. Subordinated Disc. Notes
  zero coupon due 7/01/06(2).......................       1,000         640,000
                                                                   ------------
                                                                      1,145,000
                                                                   ------------
PAGING--0.9%
 Paging Network, Inc.
  Sr. Subordinated Notes
  10.13% due 8/01/07...............................       1,000       1,015,000
                                                                   ------------
RETAIL--2.2%
 Thrifty PayLess Holdings, Inc.
  Sr. Subordinated Notes
  12.25% due 4/15/04...............................       2,275       2,536,625
                                                                   ------------
TELECOMMUNICATIONS--4.3%
 PanAmSat, L.P.
  Sr. Subordinated Notes
  zero coupon due 8/01/03(2).......................       4,000       3,640,000
 Teleport Communications Group
  Sr. Subordinated Disc. Notes
  zero coupon due 7/01/07(2).......................       2,000       1,280,000
                                                                   ------------
                                                                      4,920,000
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
  (COST $56,982,546).................................                60,392,197
                                                                   ------------

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
               SECURITY DESCRIPTION                (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
FOREIGN BONDS & NOTES--29.6%
BANKS--0.9%
 Unibanco--Uniao de Bancos Brasileiros SA
  Notes
  11.13% due 11/28/97(1)..                          $     1,000   $  1,021,250
                                                                  ------------
CABLE--8.6%
 Bell Cablemedia PLC
  Sr. Disc. Notes
  zero coupon due 9/15/05(2)......................        1,750      1,181,250
 Comcast UK Cable Partners Ltd.
  Sr. Disc. Notes
  zero coupon due 11/15/07((((((((((((((((((((2)..        2,000      1,267,500
 Diamond Cable Communications PLC
  Sr. Disc. Notes
  zero coupon due 12/15/05(2).....................        2,000      1,290,000
 Kabelmedia Holding
  Sr. Disc. Notes
  zero coupon due 8/01/06(2)......................        2,000      1,042,500
 Multicanal Participacoes SA
  Guaranteed Sr. Notes
  12.63% due 6/18/04(1)...........................        3,000      3,206,250
 Telewest PLC
  Sr. Disc. Notes
  zero coupon due 10/01/07(2).....................        1,875      1,190,625
 Videotron Holdings PLC
  Sr. Disc. Notes
  zero coupon due 8/15/05(2)......................        1,000        662,500
                                                                  ------------
                                                                     9,840,625
                                                                  ------------

CELLULAR--1.0%
 Millicom International Cellular SA
  Sr. Subordinated Disc. Notes
  zero coupon due 6/01/06(1)(2)...................        2,000      1,142,500
                                                                  ------------
FINANCE--0.9%
 European Investment Bank
  Debentures
  6.63% due 3/15/00(4)............................  JPY 100,000      1,046,147
                                                                  ------------
FOOD & BEVERAGES--0.9%
 Fomento Economico Mexicano
  SA de CV
  Unsubordinated Notes
  9.50% due 7/22/97...............................        1,000      1,013,125
                                                                  ------------
GOVERNMENT AGENCY--9.7%
 Federative Republic of Brazil
  Capitalization Bonds
  4.00% due 4/15/14...............................        3,247      2,285,280

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)
GOVERNMENT AGENCY (CONTINUED)
 Federative Republic of Brazil
  Variable Rate Disc. Notes
  5.00% due 4/15/24(5).............................     $  4,000    $  2,380,000
 Republic of Argentina
  Bonds
  9.25% due 2/23/01................................        1,000         975,000
 Republic of Argentina
  Sr. Unsubordinated Bonds
  10.95% due 11/01/99..............................        2,000       2,092,500
 United Mexican States
  Par Bonds
  6.25% due 12/31/19...............................        2,000       1,382,500
 United Mexican States
  Bonds
  11.38% due 9/15/16...............................        2,000       1,990,000
                                                                    ------------
                                                                      11,105,280
                                                                    ------------
INDUSTRIAL--2.1%
 International Semi-Tech Microelectronic, Inc.
  Sr. Secured Disc. Notes
  zero coupon due 8/15/03(2).......................        4,000       2,430,000
                                                                    ------------
OIL & GAS--1.8%
 Bridas Corp.
  Sr. Notes
  12.50% due 11/15/99..............................        2,000       2,090,000
                                                                    ------------
TELECOMMUNICATIONS--2.8%
 Telecom Argentina
  Notes
  12.00% due 11/15/02..............................        3,000       3,207,300
                                                                    ------------
                                                                       3,207,300
                                                                    ------------
TOBACCO--0.9%
 Empresas La Moderna
  Bearer Notes
  10.25% due 11/12/97..............................        1,000       1,021,250
                                                                    ------------
TOTAL FOREIGN BONDS & NOTES
  (COST $31,958,925)...............................                   33,917,477
                                                                    ------------
U.S. GOVERNMENT AND AGENCIES--11.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
 6.00% due 9/01/00(6)..............................        3,110       3,039,658
                                                                    ------------
U.S. TREASURY BONDS--4.5%
 6.75% due 8/15/26.................................        1,500       1,466,010
 11.13% due 8/15/03................................        3,000       3,737,340
                                                                    ------------
                                                                       5,203,350
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                    (IN THOUSANDS)/    VALUE
               SECURITY DESCRIPTION                 SHARES/WARRANTS   (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--4.3%
 5.13% due 11/30/98...............................     $  5,000     $  4,896,850
                                                                    ------------
TOTAL U.S. GOVERNMENT AND AGENCIES
  (COST $13,845,548)..............................                    13,139,858
                                                                    ------------
PREFERRED STOCK--1.9%
BROADCASTING--0.9%
 Time Warner, Inc. Series K.......................        1,022        1,055,215
                                                                    ------------
FOREST PRODUCTS--1.0%
 SDW Holdings Corp.(6)............................       37,000        1,091,500
                                                                    ------------
TOTAL PREFERRED STOCK
  (COST $1,971,705)...............................                     2,146,715
                                                                    ------------
COMMON STOCK--0.2%
CABLE--0.2%
 Echostar Communications Corp.+...................        9,000          245,250
                                                                    ------------
 (cost $83,740)
WARRANTS--0.0%+
CABLE--0.0%
 United International Holdings, Inc. .............        3,000            7,500
                                                                    ------------
FOREST PRODUCTS--0.0%
 SDW Holdings Corp.(6)............................        3,700           48,100
                                                                    ------------
TOTAL WARRANTS
  (COST $58,526)..................................                        55,600
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $104,900,990*).............................         95.8%     109,897,097
Other assets less liabilities.....................          4.2        4,860,892
                                                       --------     ------------
NET ASSETS--                                              100.0%    $114,757,989
                                                       ========     ============

-------
*   See Note 6
+   Non-income producing security
(1) Resale restricted to qualified institutional buyers
(2) Represents a zero coupon bond which will convert to an interest- bearing security at a later date
(3) Bond issued as part of a unit which includes an equity component
(4) JPY--Security denominated in Japanese Yen
(5) Variable rate security; rate as of September 30, 1996
(6) Fair valued security; see Note 2
(7) Allocation of net assets by country as of September 30, 1996:

       United States  73.1%
       Brazil          6.9%
       Britain         3.8%
       Argentina       3.6%
       Mexico          3.0%
       Canada          2.6%
       Luxembourg      1.0%
       Japan           0.9%
       Germany         0.9%

See Notes to Financial Statements

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--81.4%
AUTOMOTIVE--0.7%
 AM General Corp.
  Sr. Notes, Series B
  12.88% due 5/01/02...............................    $    1,000   $    983,750
                                                                    ------------
BROADCASTING--7.0%
 NWCG Holding Corp.
  Sr. Disc. Notes, Series B
  zero coupon due 6/15/99..........................         6,250      4,984,375
 Park Broadcasting, Inc.
  Sr. Notes
  11.75% due 5/15/04(1)............................         3,000      3,427,500
 SFX Broadcasting, Inc.
  Sr. Subordinated Notes, Series B
 10.75% due 5/15/06................................         1,000      1,040,000
 Sinclair Broadcast Group, Inc.
  Sr. Subordinated Notes
  10.00% due 9/30/05...............................         1,000      1,012,500
                                                                    ------------
                                                                      10,464,375
                                                                    ------------
BUSINESS SERVICES--4.9%
 Iron Mountain, Inc.
  Sr. Subordinated Notes
  10.13% due 10/01/06..............................         1,000      1,019,375
 Katz Corp.
  Sr. Subordinated Notes
  12.75% due 11/15/02..............................         3,500      3,867,500
 Muzak Limited Partnership
  Sr. Notes
  10.00% due 10/01/03..............................           500        502,813
 Sullivan Graphics, Inc.
  Sr. Subordinated Notes
  12.75% due 8/01/05...............................         2,000      1,910,000
                                                                    ------------
                                                                       7,299,688
                                                                    ------------
CABLE--7.8%
 Echostar Communications Corp.
 Sr. Secured Disc. Notes
 zero coupon due 6/01/04(2)........................         3,000      2,355,000
 Echostar Satellite Broadcasting Corp.
  Sr. Disc. Notes
  zero coupon due 3/15/04(2).......................         3,000      2,047,500
 International CableTel, Inc.
  Sr. Deferred Coupon
  zero coupon due 4/15/05(2).......................         2,000      1,320,000
 Simmons Cable Co.
  Sr. Subordinated Notes (3)(4)....................         3,000      2,310,000
 UIH Australia Pacific, Inc.
  Sr. Disc. Notes, Series B
  zero coupon due 5/15/06(2).......................         3,000      1,601,250

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CABLE (CONTINUED)
 United International Holdings, Inc. Sr. Disc.
  Notes, Series B
  zero coupon due 11/15/99.........................    $    3,000   $  2,100,000
                                                                    ------------
                                                                      11,733,750
                                                                    ------------
CELLULAR--6.0%
 Cellular Communications International, Inc.
  Sr. Disc. Notes
  zero coupon due 8/15/00(5).......................         4,000      2,620,000
 Comcast Cellular Corp.
  Notes
  zero coupon due 3/05/00..........................         4,000      2,810,000
 Intercel, Inc.
  Sr. Disc. Notes
  zero coupon due 2/01/06(2)(5)....................         1,750      1,010,625
 Pricecellular Wireless Corp.
  Sr. Disc. Notes
  zero coupon due 10/01/03(2)......................         2,000      1,610,000
 Pricellular Wireless Corp.
  Sr. Subordinated Disc. Notes zero coupon due
  11/15/01(2)......................................         1,000        945,000
                                                                    ------------
                                                                       8,995,625
                                                                    ------------
CHEMICALS--1.5%
 LaRoche Industries, Inc.
  Sr. Subordinated Notes
  13.00% due 8/15/04...............................         2,000      2,195,000
                                                                    ------------
FINANCE--4.4%
 Homeside, Inc.
  Sr. Secured Second Priority
  11.25% due 5/15/03(1)............................         4,000      4,320,000
 Olympic Financial Ltd.
  Sr. Notes
  13.00% due 5/01/00...............................         2,000      2,240,000
                                                                    ------------
                                                                       6,560,000
                                                                    ------------
FOOD & BEVERAGE--0.7%
 Core Mark International, Inc.
  Subordinated Notes
  11.38% due 9/15/03(1)............................         1,000      1,018,750
                                                                    ------------
GAMING--10.2%
 Capital Gaming International, Inc.
  Promissory Notes
  zero coupon due 8/01/95+(3)(6)...................            20          2,000
 Casino America, Inc.
  Sr. Secured Notes
  12.50% due 8/01/03...............................         2,000      2,092,500
 Colorado Gaming & Entertainment Co.
 Sr. Secured Notes/PIK
 12.00% due 6/01/03(3)(7)..........................         2,500      2,431,250

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
GAMING (CONTINUED)
 Showboat Marina Finance Corp. First Mortgage Notes
  13.50% due 3/15/03...............................   $    1,250   $  1,356,250
 Showboat, Inc.
  Sr. Subordinated Notes
  13.00% due 8/01/09...............................        3,000      3,405,000
 Trump Atlantic City Associates First Mortgage
  Notes
  11.25% due 5/01/06...............................        6,000      5,910,000
                                                                   ------------
                                                                     15,197,000
                                                                   ------------
GROCERY--7.9%
 Kash 'N Karry Food Stores, Inc.
  Sr. Notes
  11.50% due 2/01/03...............................        7,473      7,548,065
 Smith's Food & Drug Centers, Inc. Sr. Subordinated
  Notes
  11.25% due 5/15/07...............................        4,000      4,250,000
                                                                   ------------
                                                                     11,798,065
                                                                   ------------
HEALTH SERVICES--3.6%
 Dade International, Inc.
  Sr. Subordinated Notes, Series B 11.13% due
  5/01/06(1).......................................        2,000      2,140,000
 OrNda Healthcorp. Sr. Subordinated Notes
  12.25% due 5/15/02...............................        3,000      3,228,750
                                                                   ------------
                                                                      5,368,750
                                                                   ------------
INDUSTRIAL--1.9%
 J.B. Poindexter & Co.
  Sr. Notes
  12.50% due 5/15/04...............................        3,000      2,913,750
                                                                   ------------
METALS & MINING--1.9%
 Renco Metals, Inc.
  Sr. Notes
  11.50% due 7/01/03...............................        1,750      1,824,375
 Royal Oak Mines, Inc.
  Sr. Subordinated Notes
  11.00% due 8/15/06(1)............................        1,000      1,023,750
                                                                   ------------
                                                                      2,848,125
                                                                   ------------
OFFICE PRODUCTS--2.0%
 American Pad & Paper Co.
  Sr. Subordinated Notes, Series B 13.00% due
  11/15/05.........................................        2,600      2,983,500
                                                                   ------------

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
               SECURITY DESCRIPTION                (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
OIL & GAS--1.7%
 DeepTech International, Inc.
  Sr. Secured Notes
  12.00% due 12/15/00.............................   $    1,000   $  1,010,000
 Mesa Operating Co.
  Sr. Subordinated Notes
  10.63% due 7/01/06(2)...........................        1,500      1,575,000
                                                                  ------------
                                                                     2,585,000
                                                                  ------------
PACKAGING--0.7%
 Printpack, Inc.
  Sr. Subordinated Notes, Series A 10.63% due
  8/15/06(1)......................................        1,000      1,030,000
                                                                  ------------
PAGING--3.5%
 Paging Network, Inc.
  Sr. Subordinated Notes
  10.13% due 8/01/07..............................        3,000      3,045,000
 Paging Network, Inc.
  Sr. Subordinated Notes
  11.75% due 5/15/02..............................        2,000      2,140,000
                                                                  ------------
                                                                     5,185,000
                                                                  ------------
RETAIL--7.9%
 Apparel Retailers, Inc.
  Sr. Disc. Debentures, Series B
  zero coupon due 8/15/05.........................        2,000      1,760,000
 Finlay Fine Jewlery Corp.
  Sr. Notes
  10.63% due 5/01/03..............................        2,000      2,025,000
 Loehmanns, Inc.
  Sr. Notes
  11.88% due 5/15/03..............................        1,000      1,050,000
 Specialty Retailers, Inc.
  Sr. Subordinated Notes, Series B
  11.00% due 8/15/03..............................        1,250      1,281,250
 Speedy Muffler King, Inc.
  Sr. Notes
  10.88% due 10/01/06.............................        1,000      1,030,000
 Thrifty PayLess Holdings, Inc.
  Sr. Subordinated Notes
  12.25% due 4/15/04..............................        4,225      4,710,875
                                                                  ------------
                                                                    11,857,125
                                                                  ------------
TECHNOLOGY--1.4%
 Advanced Micro Devices, Inc.
  Sr. Secured Notes
  11.00% due 8/01/03..............................        2,000      2,065,000
                                                                  ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELECOMMUNICATIONS--5.7%
 Hyperion Telecommunications, Inc.
 Sr. Disc. Notes, Series B
 zero coupon due 4/15/03(2).......................    $    4,000   $  2,380,000
 PanAmSat, L.P.
  Sr. Subordinated Notes
  zero coupon due 8/01/03(2)......................         4,000      3,640,000
 Teleport Communications Group Sr. Subordinated
  Disc. Notes zero coupon due 7/01/07(2)..........         4,000      2,560,000
                                                                   ------------
                                                                      8,580,000
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
 (cost $116,076,696)..............................                  121,662,253
                                                                   ------------
FOREIGN BONDS & NOTES -- 12.5%
CABLE--8.6%
 Bell Cablemedia PLC
  Sr. Disc. Notes
  zero coupon due 9/15/05(2)......................         3,000      2,025,000
 Comcast UK Cable Partners Ltd. Sr. Disc. Notes
  zero coupon due 11/15/07(2).....................         2,000      1,267,500
 Diamond Cable Communications PLC
  Sr. Disc. Notes
  zero coupon due 12/15/05(2).....................         2,000      1,290,000
 Kabelmedia Holding Sr. Disc. Notes
  zero coupon due 8/01/06(2)......................         2,000      1,042,500
 Multicanal Participacoes SA Guaranteed Sr. Notes
  12.63% due 6/18/04(1)(2)........................         2,000      2,137,500
 Telewest PLC
  Sr. Disc. Notes
  zero coupon due 10/01/07(2).....................         3,750      2,381,250
 Videotron Holdings PLC
  Sr. Disc. Notes
  zero coupon due 8/15/05(2)......................         4,000      2,650,000
                                                                   ------------
                                                                     12,793,750
                                                                   ------------
CELLULAR--1.5%
 Millicom International Cellular SA Sr.
  Subordinated Disc. Notes zero coupon due
  6/01/06(1)(2)...................................         4,000      2,285,000
                                                                   ------------
INDUSTRIAL--2.4%
 International Semi-Tech Microelectronic, Inc.
  Sr. Secured Disc. Notes
  zero coupon due 8/15/03(2)......................         6,000      3,645,000
                                                                   ------------
TOTAL FOREIGN BONDS & NOTES
 (cost $18,289,288)...............................                   18,723,750
                                                                   ------------

                                                                       VALUE
               SECURITY DESCRIPTION                 SHARES/WARRANTS   (NOTE 2)
-------------------------------------------------------------------------------
PREFERRED STOCK--1.6%
BANKING--0.9%
 Chevy Chase Savings
  Bank, F.S.B......................................       40,000    $  1,250,000
                                                                    ------------
CABLE--0.0%
 Maryland Cable
  Partners L.P.+(3)................................       16,009          16,009
                                                                    ------------
FOREST PRODUCTS--0.7%
 SDW Holdings Corp.(3).............................       37,000       1,091,500
                                                                    ------------
TOTAL PREFERRED STOCK
 (cost $2,196,539).................................                    2,357,509
                                                                    ------------
COMMON STOCK--0.8%
CABLE--0.3%
 Echostar Communications Corp.+....................       13,500         367,875
 M.L. Opportunity L.P.+(3).........................       70,106          70,106
 MGCP Holdings, Inc.+(3)...........................            1               0
                                                                    ------------
                                                                         437,981
                                                                    ------------
COMPUTERS--0.2%
 Open Text Corp.+(3)(8)............................       70,754         318,393
                                                                    ------------
GAMING--0.0%
 Capital Gaming
  International, Inc.+.............................       30,000           3,750
                                                                    ------------
GROCERY--0.0%
 Smith's Food & Drug Centers, Inc., Class B........        1,505          39,882
                                                                    ------------
MEDIA--0.0%
 TMM, Inc.+(3)(8)..................................    2,000,000          20,000
                                                                    ------------
TELECOMMUNICATIONS--0.3%
 Teleport Communications Group+....................       16,000         378,000
                                                                    ------------
TOTAL COMMON STOCK
 (cost $2,517,713).................................                    1,198,006
                                                                    ------------
WARRANTS--0.1%+
CABLE--0.0%
 United International Holdings, Inc................        3,000           7,500
 Wireless One, Inc. ...............................        3,000          18,000
                                                                    ------------
                                                                          25,500
                                                                    ------------
FOREST PRODUCTS--0.0%
 SDW Holdings Corp.(3).............................        3,700          48,100
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                       WARRANTS/
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
WARRANTS (CONTINUED)
GAMING--0.0%
 Capital Gaming
  International, Inc...............................        45,500   $      1,422
 Casino Magic Finance Corp.........................        24,000         10,620
 Fitzgerald Gaming Corp.(3)........................         2,000         20,000
                                                                    ------------
                                                                          32,042
                                                                    ------------
HOUSEHOLD PRODUCTS--0.0%
 Chattem, Inc......................................         1,500          5,344
                                                                    ------------
TELECOMMUNICATIONS--0.1%
 Hyperion Telecom..................................         4,000        100,000
                                                                    ------------
TOTAL WARRANTS
 (cost $282,481)...................................                      210,986
                                                                    ------------
TOTAL INVESTMENT SECURITIES--96.4%
 (cost $139,362,717)...............................                  144,152,504
                                                                    ------------
REPURCHASE AGREEMENT--3.5%
 Joint Repurchase Agreement Account
  (Note 3)
  (cost $5,148,000)................................    $    5,148      5,148,000
                                                                    ------------



                                                                       VALUE
                                                                      (NOTE 2)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--
 (cost $144,510,717*)......................................   99.9%  149,300,504
Other assets less liabilities..............................    0.1       195,376
                                                             -----  ------------
NET ASSETS--                                                 100.0% $149,495,880
                                                             =====  ============

-------
*   See Note 6
+   Non-income producing security
(1) Resale restricted to qualified institutional buyers
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Fair valued security; see Note 2
(4) Principal and interest payments for this security are governed by terms set forth in an override agreement dated December 31, 1995.
(5) Bond issued as part of a unit which includes an equity component
(6) Bond in default
(7) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash
(8) At September 30, 1996 the Fund held restricted securities amounting to 0.2% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the following securities:

                                                                     VALUATION
                                                                       AS OF
                                                   DATE OF   UNIT  SEPTEMBER 30,
                    DESCRIPTION                  ACQUISITION COST      1996
   --------------------------------------------- ----------- ----- -------------
   Open Text Corp. .............................   7/12/95   $3.92     $4.50
   TMM, Inc. ...................................    2/1/95     .83       .01

See Notes to Financial Statements

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
MUNICIPAL BONDS--98.1%
ALASKA--1.9%
 Alaska St. Housing Finance,
  Capital Appreciation Mortgage,
  Series A,
  zero coupon due 12/01/27+........................     $3,665     $    501,335
 Alaska State Housing
  Finance Corp.,
  7.50% due 12/01/15...............................      1,975        2,045,784
                                                                   ------------
                                                                      2,547,119
                                                                   ------------
ARIZONA--1.9%
 Maricopa County, Arizona General Obligation,
  School District Number 213,
  7.00% due 7/01/08+...............................      1,000        1,153,840
 Pima County, Arizona Unified School District
  Number 1, 7.50% due 7/01/10+.....................      1,200        1,444,860
                                                                   ------------
                                                                      2,598,700
                                                                   ------------
ARKANSAS--0.3%
 Arkansas State Development Finance Authority,
  Single Family Mortgage Revenue,
  9.00% due 6/01/14+...............................        150          154,659
 Arkansas State Development Finance Authority,
  Single Family Mortgage Revenue, Series A, 9.38%
  due 8/01/14......................................        190          196,929
                                                                   ------------
                                                                        351,588
                                                                   ------------
CALIFORNIA--7.7%
 California Housing Finance Agency, Home Mortgage
  Revenue, Series A,
  8.13% due 8/01/19+...............................        835          879,096
 California Housing Finance Agency, Home Mortgage
  Revenue, Series A,
  8.20% due 8/01/17+...............................      1,000        1,040,460
 Foothill Transportation Corridor Agency,
  California Toll Road Revenue,
  zero coupon due 1/01/30..........................      3,000          342,900
 San Francisco, California City & County
  Redevelopment Agency, Lease Revenue,
  6.75% due 7/01/15+...............................      1,000        1,099,730

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
 San Jose, California Redevelopment Agency Tax
  Allocation,
  6.00% due 8/01/11+...............................     $3,700     $  3,912,639
 San Jose, California Airport Revenue,
  5.88% due 3/01/07+...............................      1,905        2,016,786
 Whittier, California Health Facility Revenue,
  Presbyterian Hospital
  6.25% due 6/01/09+...............................      1,145        1,242,142
                                                                   ------------
                                                                     10,533,753
                                                                   ------------
COLORADO--3.0%
 Colorado Housing Finance Authority, Single Family
  Revenue, Series C,
  9.38% due 3/01/12+...............................        130          134,050
 Highlands Ranch Metropolitan District, Colorado
  5.00% due 6/15/16+...............................      2,005        1,866,194
 Highlands Ranch Metropolitan District, Colorado,
  6.50% due 6/15/09+...............................      1,960        2,173,385
                                                                   ------------
                                                                      4,173,629
                                                                   ------------
DISTRICT OF COLUMBIA--0.5%
 District of Columbia Housing Finance Agency,
  Single Family, Series A,
  7.75% due 12/01/18+..............................        610          633,156
                                                                   ------------
FLORIDA--2.2%
 Dade County, Florida Seaport,
  6.50% due 10/01/10+..............................      1,800        2,000,304
 Dade County, Florida, Water And Sewer Systems,
  6.25% due 10/01/10+..............................      1,000        1,086,870
                                                                   ------------
                                                                      3,087,174
                                                                   ------------
GEORGIA--4.6%
 Georgia State General Obligation, Series C,
  6.50% due 4/01/07................................      1,700        1,893,154
 Municipal Electric Authority, Georgia Special
  Obligation, Fifth Crossover Series,
  6.40% due 1/01/09+...............................      1,250        1,364,375

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
 Municipal Electric Authority, Georgia Special
  Obligation, Fifth Crossover Series,
  6.40% due 1/01/13+...............................     $1,000     $  1,087,890
 Paulding County, Georgia, General Obligation,
  School District,
  6.00% due 2/01/13+...............................      1,875        1,985,437
                                                                   ------------
                                                                      6,330,856
                                                                   ------------
ILLINOIS--6.3%
 Cook County, Illinois Community College, District
  Number 508,
  7.70% due 12/01/07+..............................      4,000        4,818,360
 Illinois Health Facilities Authority, Lutheran
  General Health System,
  7.00% due 4/01/08+...............................      3,400        3,849,140
                                                                   ------------
                                                                      8,667,500
                                                                   ------------
INDIANA--1.1%
 Indiana State Housing Finance Authority, Multi-
  Unit Mortgage Program, Series A,
  9.00% due 1/01/14+...............................      1,470        1,490,213
                                                                   ------------
KENTUCKY--0.1%
 Kentucky Housing Corp., Multi-Family Revenue
  Mortgage, Series A,
  8.88% due 7/01/19+...............................         85           86,962
                                                                   ------------
MARYLAND--2.2%
 Maryland State Community Development
  Administration, Multi-Family Housing Revenue,
  1985 Series B,
  8.75% due 5/15/12................................      3,000        3,042,150
                                                                   ------------
MASSACHUSETTS--5.2%
 Massachusetts State General Obligation, Series B,
  4.88% due 10/01/09+..............................      2,000        1,883,200
 Massachusetts State Housing Finance Agency,
  Insured Rental, Series A,
  6.60% due 7/01/14+...............................      1,000        1,031,780
 Massachusetts State Water Resources Authority,
  6.25% due 11/01/10+..............................      4,000        4,214,800
                                                                   ------------
                                                                      7,129,780
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
MICHIGAN--1.3%
 Michigan Municipal Bond Authority, Revenue Capital
  Appreciation, Local Government Loan,
  zero coupon due 5/01/17+.........................     $2,875     $    867,301
 Michigan Municipal Bond Authority, Revenue Capital
  Appreciation, Local Government Loan,
  zero coupon due 5/01/16+.........................      2,735          876,704
                                                                   ------------
                                                                      1,744,005
                                                                   ------------
MISSOURI--4.8%
 Missouri State Housing Development Commission,
  Insured, Single Family Mortgage Revenue,
  9.38% due 4/01/16+...............................         75           79,794
 Sikeston, Missouri Electric, Revenue,
  6.20% due 6/01/10+...............................      6,000        6,483,420
                                                                   ------------
                                                                      6,563,214
                                                                   ------------
NEVADA--3.7%
 Nevada Housing Division, Single Family Mortgage,
  Series A,
  zero coupon due 4/01/16+.........................      5,945        5,031,848
                                                                   ------------
NEW HAMPSHIRE--0.2%
 New Hampshire State Housing Finance Authority,
  Single Family Residential Mortgage, Series A,
  9.25% due 7/01/11+...............................        285          294,784
                                                                   ------------
NEW JERSEY--1.2%
 New Jersey Economic Development Authority, Market
  Transition Facility Revenue,
  7.00% due 7/01/04+...............................      1,500        1,694,805
                                                                   ------------
NEW MEXICO--0.1%
 New Mexico Mortgage Finance Authority, Single
  Family Mortgage Revenue, Series C,
  8.63% due 7/01/17................................        195          204,559
                                                                   ------------

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK--13.6%
 New York City Industrial Development Agency, Civic
  Facility, Revenue,
  6.25% due 11/15/06+..............................     $2,000     $  2,172,280
 New York City, New York, General Obligation,
  Series A,
  7.00% due 8/01/06................................      1,875        2,029,969
 New York City, New York, General Obligation,
  Series K,
  6.25% due 4/01/11................................      2,000        2,016,320
 New York City, New York, General Obligation,
  Series E,
  6.20% due 8/01/07+...............................      2,250        2,438,302
 New York City, New York, General Obligation,
  Series I
  6.50% due 3/15/06................................      1,700        1,775,582
 New York State Medical Care Facilities Finance
  Agency, Revenue, New York Hospital, Mortgage A,
  6.75% due 8/15/14+...............................      2,850        3,116,418
 Niagara Falls, New York, General Obligation,
  7.50% due 3/01/13+...............................        445          541,485
 Niagara Falls, New York, General Obligation,
  7.50% due 3/01/14+...............................        555          675,524
 Niagara Falls, New York, General Obligation,
  7.50% due 3/01/18+...............................        500          615,480
 Suffolk County, New York Industrial Development
  Agency, Southwest Sewer Systems, Revenue,
  6.00% due 2/01/07+...............................      3,000        3,219,570
                                                                   ------------
                                                                     18,600,930
                                                                   ------------
NORTH CAROLINA--4.4%
 Harnett County, North Carolina Certificates of
  Participation,
  6.20% due 12/01/09+..............................      2,900        3,095,837
 North Carolina Municipal Power Agency, Catawba
  Electric Revenue,
  6.00% due 1/01/10+...............................      2,750        2,912,497
                                                                   ------------
                                                                      6,008,334
                                                                   ------------
NORTH DAKOTA--0.5%
 North Dakota State Housing Finance Agency, Single
  Family Mortgage Revenue, Series A,
  7.38% due 7/01/17+...............................        620          640,454
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
OHIO--3.6%
 Lucas County, Ohio Hospital Revenue, St Vincent
  Medical Center,
  6.50% due 8/15/07+...............................     $3,500     $  3,793,790
 Woodridge, Ohio Local School District, General
  Obligation,
  6.80% due 12/01/14+..............................      1,000        1,150,070
                                                                   ------------
                                                                      4,943,860
                                                                   ------------
PENNSYLVANIA--6.5%
 Northeastern Pennsylvania Hospital & Education
  Authority, Health Care Revenue,
  6.20% due 1/01/04+...............................      2,000        2,150,600
 Pennsbury, Pennsylvania School District, General
  Obligation,
  6.80% due 8/15/14+...............................      3,800        4,272,036
 Pennsylvania Housing Finance Agency, Multi-Family
  Mortgage,
  9.38% due 8/01/28................................        170          174,379
 Pennsylvania State Industrial Development
  Authority, Economic Development,
  Series B,
  7.00% due 1/01/07+...............................      2,000        2,284,800
                                                                   ------------
                                                                      8,881,815
                                                                   ------------
RHODE ISLAND--0.7%
 Rhode Island Housing & Mortgage Finance Corp.,
  Series B,
  8.38% due 10/01/16+..............................      1,000        1,028,400
                                                                   ------------
TEXAS--13.5%
 Bexar County, Texas Health Facilities Development
  Corp., Hospital Revenue,
  6.75% due 8/15/19+...............................      4,000        4,378,720
 Grand Prairie, Texas Health Facilities Development
  Corp., Hospital Revenue,
  6.88% due 11/01/10+..............................      1,600        1,775,904
 Harris County, Texas Hospital District Mortgage,
  Revenue,
  7.40% due 2/15/10+...............................      2,500        2,949,325
 Houston, Texas Water And Sewer Systems, Revenue,
  Series C,
  zero coupon due 12/01/09+........................      1,420          682,622
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
  6.13% due 12/15/08+..............................      1,250        1,339,388

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
  6.13% due 12/15/09+..............................     $1,000     $  1,065,790
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
  6.38% due 12/15/07+..............................      2,000        2,190,400
 San Antonio, Texas Hotel Occupancy Texas Revenue,
  zero coupon due 8/15/17+.........................      2,700          792,369
 Sherman, Texas Independent School District,
  General Obligation,
  6.50% due 2/15/20................................      3,000        3,339,360
                                                                   ------------
                                                                     18,513,878
                                                                   ------------
UTAH--0.5%
 Utah State Housing Finance Agency, Single Family
  Mortgage, Series D,
  7.50% due 7/01/16+...............................        635          658,813
                                                                   ------------
VIRGINIA--1.2%
 Hanover County, Virginia Industrial Development
  Authority, Memorial Medical Center,
  6.50% due 8/15/09+...............................      1,510        1,665,530
                                                                   ------------
WASHINGTON--2.9%
 Washington State Housing Finance Commission,
  Multi-Family Mortgage Revenue, Series A,
  9.13% due 7/01/10+...............................        380          405,095
 Washington State Series B, General Obligation,
  6.00% due 6/01/11................................      3,400        3,593,970
                                                                   ------------
                                                                      3,999,065
                                                                   ------------
WEST VIRGINIA--2.3%
 West Virginia State Housing Development Fund,
  Series A,
  7.25% due 5/01/17+...............................      3,000        3,094,740
                                                                   ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
WISCONSIN--0.1%
 Wisconsin Housing & Economic Development
  Authority, Homeownership Revenue, 1985 Issue III,
  9.13% due 6/01/05+...............................      $  120     $    122,696
                                                                    ------------
TOTAL INVESTMENT SECURITIES--98.1%
 (cost $126,489,612)...............................                  134,364,310
                                                                    ------------
SHORT-TERM SECURITIES--0.7%
GEORGIA--0.2%
 Monroe County, Georgia Development Authority
  Pollution Control Revenue,
  4.00% due 10/01/96...............................         200          200,000
                                                                    ------------
NEW MEXICO--0.5%
 Farmington, New Mexico Pollution Control Revenue,
  Arizona Public Service Company, Series C,
  4.05% due 10/01/96...............................         700          700,000
                                                                    ------------
TOTAL SHORT-TERM SECURITIES
 (cost $900,000)...................................                      900,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $127,389,612*)..............................        98.8%     135,264,310
Other assets less liabilities......................         1.2        1,678,348
                                                         ------     ------------
NET ASSETS--                                              100.0%    $136,942,658
                                                         ======     ============

-------
* See Note 6
+ All or part of this security is insured by Municipal Bond Insurance
  Association ("MBIA"), Bond Insurance Guarantee ("BIG"), Financial Guarantee Insurance Corp. ("FGIC"), Financial Security Assurance ("FSA"), Capital Guarantee ("CAP"), or AMBAC, Inc. ($113,709,254 or 81.8% of total assets).

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited)

Note 1. Organization

  SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"). An investor may invest in one or more of the following Funds: SunAmerica U.S. Government Securities Fund, SunAmerica Federal Securities Fund, SunAmerica Diversified Income Fund, SunAmerica High Income Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:
  U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by investing primarily in securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof.
  Federal Securities Fund seeks current income, with capital appreciation as a secondary objective, by investing primarily in securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Diversified Income Fund seeks a high level of current income consistent with moderate investment risk, with preservation of capital as a secondary objective.
  High Income Fund seeks maximum current income by investing primarily in high-yield, high-risk corporate bonds.
  Tax Exempt Insured Fund seeks a high level of current income exempt from Federal income taxes as is consistent with preservation of capital.

  Each Fund currently offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Additionally, any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B shares are subject to higher distribution fee rates.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

  valued at the quoted bid price provided by principal market makers. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. The preceding procedures need not be used to determine the value of debt securities owned by a Fund if, in the opinion of the Trustees, some other method would more accurately reflect the fair market value of such debt securities in quantities owned by such Fund. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on the first business day following the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Funds do not amortize market premiums (except for Tax Exempt Insured Fund) or accrue market discounts (except for Diversified Income Fund) except original issue discounts and interest only securities for which amortization is required for federal income tax purposes.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital.

  The Funds account for and report distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.

  For the year ended March 31, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets. The following table discloses the effect of such differences reclassified between accumulated undistributed net investment income/loss, accumulated undistributed net realized gain/loss on investments and paid-in capital. These reclassifications were primarily the result of market discount, paydown loss and expiration of capital loss carryover for the year ended March 31, 1996.

                                   ACCUMULATED       ACCUMULATED
                                UNDISTRIBUTED NET UNDISTRIBUTED NET
                                   INVESTMENT         REALIZED       PAID-IN
                                  INCOME/(LOSS)      GAIN/(LOSS)     CAPITAL
                                ----------------- ----------------- ----------
  U.S. Government Securities
   Fund........................    $(7,032,191)      $7,032,191     $       --
  Federal Securities Fund......       (201,652)         201,895           (243)
  Diversified Income Fund......       (239,927)         345,885       (105,958)
  High Income Fund.............        593,468         (593,468)            --
  Tax Exempt Insured Fund......         (1,797)       1,968,588     (1,966,791)

  Dividends from net investment income are paid monthly. Capital gain distributions, if any, are paid annually.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

  INVESTMENT SECURITIES LOANED: During the six months ended September 30, 1996, U.S. Government Securities Fund, Federal Securities Fund and Diversified Income Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. To the extent income is earned on the cash collateral invested, it is recorded as interest income. Alternatively, an interest expense allocation is recorded on the books when the cash collateral from the securities on loan is used to cover an overdraft. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

    (i) market value of investment securities, other assets and liabilities--at the prevailing rate of exchange at the valuation date.

    (ii) purchases and sales of investment securities, income and expenses-- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar at the year end date.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rates.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund may purchase and sell financial futures contracts which are traded on a commodities exchange or board of trade for certain hedging and risk management purposes. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund's exposure in these financial instruments. A Fund's participation in the futures markets involves

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

  certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Funds activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  FEDERAL INCOME TAXES: It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax-exempt) to their shareholders. Therefore, no federal income tax or excise tax provisions are required.

  EXPENSES: Expenses common to all Funds are allocated among the Income Funds based upon their relative net asset values or other appropriate allocation methods.

Note 3. Joint Repurchase Agreement Account

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions.

  As of September 30, 1996, the U.S. Government Securities Fund, Federal Securities Fund and High Income Fund had a 3.8%, 2.1% and 3.9% undivided interest which represented $4,981,000, $2,742,000 and $5,148,000, respectively, in principal amount in a joint repurchase agreement with Yamaichi International, Inc. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  Yamaichi International, Inc. Repurchase Agreement, 5.65% dated 9/30/96, in the principal amount of $132,158,000 repurchase price $132,178,741 due 10/1/96 collateralized by $32,910,000 U.S. Treasury Notes 6.00% due 8/31/97, $12,410,000 U.S. Treasury Notes 5.75% due 9/30/97, $20,370,000
  U.S. Treasury Notes 6.125% due 5/15/98, $37,500,000 U.S. Treasury Notes 6.875% due 3/31/00 and $33,325,000 U.S. Treasury Bonds 6.25% due 8/15/23,
  approximate aggregate value $136,584,546.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

  The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's net assets:

                                                                    MANAGEMENT
                                                       ASSETS          FEES
                                                  ----------------- ----------
   U.S. Government Securities Fund and High In-
    come Fund.................................... $0 - $200 million    0.75%
                                          greater than $200 million    0.72%
                                          greater than $400 million    0.55%
   Federal Securities Fund....................... $0 - $25  million    0.55%
                                          greater than $25  million    0.50%
                                          greater than $50  million    0.45%
   Diversified Income Fund....................... $0 - $350 million    0.65%
                                          greater than $350 million    0.60%
   Tax Exempt Insured Fund....................... $0 - $350 million    0.50%
                                          greater than $350 million    0.45%

  SAAMCo agreed that it would refund or rebate its management fee to each of the Funds to the extent that the Fund's expenses (including the fees of SAAMCo and amortization of organizational expenses, but excluding interest, taxes, brokerage commissions, distribution fees and other extraordinary expenses) exceed the most restrictive expense limitation imposed by states where the Fund's shares are sold. The most restrictive expense limitation was believed to be 2 1/2% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of average net assets and 1 1/2% of such net assets in excess of $100 million. For the six months ended September 30, 1996, no such reimbursement was required.

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an indirect wholly owned subsidiary of SunAmerica Inc. Each Fund, with respect to each class of Shares, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan and Class B Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% and .75%, respectively, of average daily net assets of such Fund's Class A and Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature,

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

  prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended September 30, 1996, SACS received fees (see Statement of Operations) based upon the aforementioned rates (of which $6,176 and $11,034 was waived for the U.S. Government Securities Fund Class A and High Income Fund Class B, respectively).

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class B fund shares. SACS has advised the Funds that for the six months ended September 30, 1996, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B redemptions are as follows:

                                            CLASS A                  CLASS B
                             ------------------------------------- ------------
                                                                    CONTINGENT
                              SALES    AFFILIATED   NON-AFFILIATED   DEFERRED
                             CHARGES BROKER-DEALERS BROKER-DEALERS SALES CHARGE
                             ------- -------------- -------------- ------------
   U.S. Government Securi-
    ties Fund..............  $19,148    $ 9,568        $ 6,595      $ 584,112
   Federal Securities Fund.    7,137      6,544          1,149         26,368
   Diversified Income Fund.   16,948     10,201          4,181        129,361
   High Income Fund........   42,225     21,318         14,472        160,721
   Tax Exempt Insured Fund.   20,745     14,172          2,804         20,925

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to reimburse SAFS for costs incurred in providing such services which is approved annually by the Trustees. For the six months ended September 30, 1996, the Funds incurred the following expenses to reimburse SAFS pursuant to the terms of the Service Agreement:

                                                                PAYABLE AT
                                              EXPENSES      SEPTEMBER 30, 1996
                                          ----------------- -------------------
                                          CLASS A  CLASS B   CLASS A   CLASS B
                                          -------- -------- --------- ---------
   U.S. Government Securities Fund....... $127,741 $436,245 $  19,688   $67,221
   Federal Securities Fund...............   40,801   26,743     5,915     4,130
   Diversified Income Fund...............   17,826  111,585     3,063    17,622
   High Income Fund......................   41,607  120,098     7,013    19,466
   Tax Exempt Insured Fund...............  124,362   32,412    19,498     5,268

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

Note 5. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of long-term investments (excluding U.S. Government securities in the Diversified Income and High Income Funds, respectively) during the six months ended September 30, 1996 were as follows:

                                U.S.
                             GOVERNMENT    FEDERAL    DIVERSIFIED     HIGH     TAX EXEMPT
                             SECURITIES   SECURITIES     INCOME      INCOME      INSURED
                                FUND         FUND         FUND        FUND        FUND
                            ------------ ------------ ------------ ----------- -----------
   Aggregate purchases..... $375,486,219 $141,241,744 $ 84,654,962 $88,163,020 $51,864,509
                            ============ ============ ============ =========== ===========
   Aggregate sales......... $361,478,078 $142,973,491 $101,308,925 $74,280,155 $36,918,220
                            ============ ============ ============ =========== ===========

Note 6. Portfolio Securities

  The costs of securities and the aggregate appreciation and depreciation of securities at September 30, 1996 were as follows:

                                 U.S.
                              GOVERNMENT     FEDERAL    DIVERSIFIED       HIGH       TAX EXEMPT
                              SECURITIES   SECURITIES      INCOME        INCOME       INSURED
                                 FUND         FUND          FUND          FUND          FUND
                             ------------  -----------  ------------  ------------  ------------
   Cost....................  $471,484,592  $55,437,023  $104,900,990  $144,510,717  $127,389,612
                             ============  ===========  ============  ============  ============
   Appreciation............  $  7,933,949  $   762,320  $  6,320,603  $  8,097,680  $  7,980,107
   Depreciation............    (5,530,648)    (899,820)   (1,324,496)   (3,307,893)     (105,409)
                             ------------  -----------  ------------  ------------  ------------
   Unrealized appreciation/
    depreciation--net......  $  2,403,301  $  (137,500) $  4,996,107  $  4,789,787  $  7,874,698
                             ============  ===========  ============  ============  ============

  Capital losses and currency losses after October 31 within the taxable year are deemed to arise on the first business day of the Funds' net taxable year. Accordingly, the U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund and High Income Fund incurred and elected to defer capital losses of $131,079, $13,833, $875,593 and $1,342,211, respectively, to the taxable year ended March 31, 1997. Diversified Income Fund incurred and elected to defer currency losses of $7,779 to the taxable year ended March 31, 1997. To the extent these losses are permitted under regulations to be used to offset future gains, it is probable that the gains so offset will not be distributed.

  At March 31, 1996, U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund had capital loss carryforwards of $28,309,121, $796,117, $31,843,774,
  $44,735,276 and $8,864,098, respectively, which were available to the extent provided in regulations and which will expire between 1997-2004. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

  U.S. Government Securities Fund and Federal Securities Fund utilized capital loss carryforwards of $2,453,957 and $2,115,737, respectively, to offset the Funds' net taxable gains realized and recognized in the year ended March 31, 1996.

  Tax Exempt Insured Fund had capital loss carryforwards expire of $1,573,186 in the year ended March 31, 1996.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

Note 7. Capital Share Transactions

  Transactions in capital shares of each class of each series were as follows:

                                                   U.S. GOVERNMENT SECURITIES FUND
                  --------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  ----------------------------------------------------
                          FOR THE                                             FOR THE
                     SIX MONTHS ENDED               FOR THE              SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 1996            YEAR ENDED            SEPTEMBER 30, 1996             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1996              (UNAUDITED)              MARCH 31, 1996
                  ------------------------  ------------------------  ------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold.....     281,545  $  2,344,930  13,131,939  $112,301,977     453,636  $  3,818,948    9,360,875  $  79,755,257
Reinvested
 dividends......     240,053     2,018,702     410,804     3,519,824     720,910     6,064,100    1,974,201     16,845,172
Shares redeemed.  (2,354,744)  (19,787,999) (7,702,779)  (65,848,530) (7,838,700)  (65,932,647) (33,167,131)  (282,936,370)
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).....  (1,833,146) $(15,424,367)  5,839,964  $ 49,973,271  (6,664,154) $(56,049,599) (21,832,055) $(186,335,941)
                  ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                       FEDERAL SECURITIES FUND
                  --------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  ----------------------------------------------------
                          FOR THE                                             FOR THE
                     SIX MONTHS ENDED               FOR THE              SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 1996            YEAR ENDED            SEPTEMBER 30, 1996             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1996              (UNAUDITED)              MARCH 31, 1996
                  ------------------------  ------------------------  ------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold.....     106,944  $  1,094,692   4,123,463  $ 43,030,581     113,802  $  1,181,692      814,487  $   8,530,005
Reinvested
 dividends......      66,654       687,338     111,354     1,172,357      44,459       459,403      153,756      1,604,033
Shares redeemed.    (881,469)   (9,157,178)   (998,837)  (10,515,594)   (483,205)   (4,989,726)  (5,023,383)   (52,553,961)
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).....    (707,871) $ (7,375,148)  3,235,980  $ 33,687,344    (324,944) $ (3,348,631)  (4,055,140) $ (42,419,923)
                  ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                       DIVERSIFIED INCOME FUND
                  --------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  ----------------------------------------------------
                          FOR THE                                             FOR THE
                     SIX MONTHS ENDED               FOR THE              SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 1996            YEAR ENDED            SEPTEMBER 30, 1996             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1996              (UNAUDITED)              MARCH 31, 1996
                  ------------------------  ------------------------  ------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold.....   1,103,027  $  4,749,684   2,955,037  $ 12,861,772   1,465,477  $  6,323,419    2,801,046  $  12,136,400
Reinvested
 dividends......      85,372       366,559     195,515       841,738     483,936     2,080,079    1,377,852      5,943,373
Shares redeemed.  (1,070,999)   (4,596,408) (2,674,706)  (11,458,461) (5,619,422)  (24,184,880) (10,248,505)   (44,195,135)
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).....     117,400  $    519,835     475,846  $  2,245,049  (3,670,009) $(15,781,382)  (6,069,607) $ (26,115,362)
                  ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                          HIGH INCOME FUND
                  --------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  ----------------------------------------------------
                          FOR THE                                             FOR THE
                     SIX MONTHS ENDED               FOR THE              SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 1996            YEAR ENDED            SEPTEMBER 30, 1996             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1996              (UNAUDITED)              MARCH 31, 1996
                  ------------------------  ------------------------  ------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold.....   1,133,465  $  7,888,088   8,359,027  $ 57,916,776   6,016,941  $ 41,975,389   12,736,686  $  88,552,474
Reinvested
 dividends......     146,280     1,015,143     368,814     2,562,289     374,900     2,605,517      977,729      6,803,888
Shares redeemed.    (895,553)   (6,219,316) (9,390,977)  (64,906,948) (4,095,199)  (28,498,431) (22,505,915)  (155,995,199)
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).....     384,192  $  2,683,915    (663,136) $ (4,427,883)  2,296,642  $ 16,082,475   (8,791,500) $ (60,638,837)
                  ==========  ============  ==========  ============  ==========  ============  ===========  =============

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1996 (unaudited) -- (continued)

                                                      TAX EXEMPT INSURED FUND
                    ---------------------------------------------------------------------------------------------------
                                        CLASS A                                           CLASS B
                    --------------------------------------------------  -----------------------------------------------
                            FOR THE                                           FOR THE
                       SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED             FOR THE
                      SEPTEMBER 30, 1996            YEAR ENDED           SEPTEMBER 30, 1996          YEAR ENDED
                          (UNAUDITED)             MARCH 31, 1996            (UNAUDITED)            MARCH 31, 1996
                    ------------------------  ------------------------  ---------------------  ------------------------
                      SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT       SHARES       AMOUNT
                    ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold........     94,400  $  1,160,605     561,023  $  7,051,303   360,856  $ 4,445,673   1,455,371  $ 18,163,807
Reinvested
 dividends.........    113,148     1,391,933     264,543     3,294,346    30,643      377,083      55,207       688,264
Shares redeemed.... (1,347,174)  (16,564,161) (2,378,115)  (29,684,179) (386,358)  (4,766,346) (1,292,255)  (16,166,468)
                    ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase
 (decrease)........ (1,139,626) $(14,011,623) (1,552,549) $(19,338,530)    5,141  $    56,410     218,323  $  2,685,603
                    ==========  ============  ==========  ============  ========  ===========  ==========  ============

Note 8. Commitments and Contingencies

  State Street Bank and Trust Company, the Funds' custodian, has established an uncommitted line of credit with the SunAmerica Family of Mutual Funds with interest payable at the Federal Funds rate plus 100 basis points with respect to the U.S. Government Securities Fund and Federal Securities Fund, and Federal Funds rate plus 125 basis points with respect to the Diversified Income Fund and the High Income Fund. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the six months ended September 30, 1996 the Diversified Income and High Income Fund periodically utilized the uncommitted line of credit and incurred an interest expense of $53 and $2,861, respectively. At September 30, 1996 the Diversified Income Fund had $267,035 in outstanding borrowings at an interest rate of 7.125%.

Note 9. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1996, U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund had accrued $43,364, $4,289, $8,596, $9,177 and $9,948, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended September 30, 1996 expensed $12,744, $1,407, $2,703, $3,226 and
  $3,252, respectively, for the Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

TRUSTEES                                   INVESTMENT ADVISER
S. James Coppersmith                       SunAmerica Asset Management Corp.
Samuel M. Eisenstat                        The SunAmerica Center
Stephen J. Gutman                          733 Third Avenue
Peter A. Harbeck                           New York, NY 10017-3204

Peter McMillan III                         DISTRIBUTOR
Sebastiano Sterpa

                                           SunAmerica Capital Services, Inc.
OFFICERS                                   The SunAmerica Center
Peter A. Harbeck, President                733 Third Avenue
Stanton J. Feeley,                         New York, NY 10017-3204
 Executive Vice President

Nancy Kelly, Vice President                SHAREHOLDER SERVICING AGENT
P. Christopher Leary, Vice President       SunAmerica Fund Services, Inc.
Robert M. Zakem, Secretary                 The SunAmerica Center
Peter C. Sutton, Treasurer                 733 Third Avenue
John T. Genoy, Assistant Treasurer         New York, NY 10017-3204

Donna M. Handel, Assistant Treasurer       CUSTODIAN AND TRANSFER AGENT
Hilary R. Kastleman, Assistant Secretary   State Street Bank & Trust Company
Abbe P. Stein, Assistant Secretary         P.O. Box 419572
                                           Kansas City, MO 64141-6572

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                            BULK RATE
 SUNAMERICA INCOME FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                         Kansas City,
 NEW YORK, NY 10017-3204                                       MO
 1-800-858-8850                                            PERMIT NO.
                                                              3657

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.

The accompanying report has not been
examined by independent accountants
and accordingly no opinion has been
expressed thereon.

SPONSORED BY:

[LOGO]SunAmerica
      Asset Manangement
IFANN